Filed with the U.S. Securities and Exchange Commission on December 15, 2017

1933 Act Registration File No.   033-81396
1940 Act File No. 811-08614
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	62	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	63	[	X	]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (858) 755-0239

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 62 to the Registration Statement of Brandes Investment Trust on Form N-1A is being filed for the purpose of responding to Staff comments with respect to one new series to the Trust: Brandes Small Cap Value Fund.

Subject to Completion—Dated December 15, 2017

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the United States Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
________________

BRANDES
________________

Brandes Small Cap Value Fund
Class A – BSCAX
Class I – BSCMX
Class R6 – BSCRX

Prospectus

January ___, 2018

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION This important section summarizes the Fund’s investments, risks, fees and past performance.	Brandes Small Cap Value Fund	1

	INVESTMENT OBJECTIVE, POLICIES AND RISKS	6
INVESTMENT OBJECTIVE, POLICIES AND RISKS This section provides details about the Fund’s investment strategies and risks.	Investment Policies	6
	Investment Objectives	7
	Principal Risks of Investing in the Funds	7
	Portfolio Holdings	8

FUND MANAGEMENT Review this section for information about the organizations and people who oversee the Fund.	FUND MANAGEMENT	9
	The Investment Advisor	9
	Portfolio Managers	10
	Other Service Providers	12

SHAREHOLDER INFORMATION This section explains how shares are valued and how to purchase and sell shares, and provides information on dividends, distributions and taxes.	SHAREHOLDER INFORMATION	13
	Description of Classes	13
	Class A Shares	14
	Class I Shares	17
	Class R6 Shares	18
	Distribution Plan	19
	Additional Payments to Dealers	19
	Anti-Money Laundering	19
	Pricing of Fund Shares	19
	Purchasing and Adding to Your Shares	21
	Exchanging Your Shares	23
	Selling Your Shares	23
	Policy on Disruptive Trading	26
	Dividends and Distributions	28
	Taxes	28

INDEX DESCRIPTION This section provides a description of the market indices mentioned in this Prospectus.	INDEX DESCRIPTION	30
FINANCIAL HIGHLIGHTS Review this section for details on selected financial statements of the Fund.	FINANCIAL HIGHLIGHTS	31
	PRIVACY NOTICE	PN-1
	APPENDIX	A-1

Table of Contents - Prospectus

SUMMARY SECTION

Brandes Small Cap Value Fund

Investment Objective
The Brandes Small Cap Value Fund (the “Small Cap Fund” or “Fund”), seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page  of the Prospectus and “Additional Purchase and Redemption Information” on page B‑36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None*	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses(1)	3.00%	3.05%	3.00%
Total Annual Fund Operating Expenses	3.95%	3.75%	3.70%
Plus/Less: Fee Waiver and/or Expense Reimbursement/Recapture	-2.80%	-2.85%	-2.98%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.15%	0.90%	0.72%
*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
The Advisor has contractually agreed to limit the Small Cap Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the year (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary Section	-1-	Brandes Small Cap Value Fund
Table of Contents - Prospectus

	1 Year	3 Years
Class A	$685	$1,467
Class I	$92	$882
Class R6	$74	$855

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets measured at the time of purchase in securities issued by small capitalization companies.  The Small Cap Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase.  The Small Cap Fund invests predominantly in U.S. equity securities. Equity securities include common and preferred stocks, warrants and rights.    Up to 10% of the Small Cap Fund’s total assets, measured at the time of purchase, may be invested in fixed-income securities.  Up to 10% of the Small Cap Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located outside of the United States.  However the combined total assets, measured at the time of purchase, invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select securities for the Small Cap Fund’s investment portfolio.  When buying securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of its share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Small Cap Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Mid and Small-Cap Company Risk – Securities of small-cap and mid-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risk – The values of the Small Cap Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Small Cap Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Summary Section	-2-	Brandes Small Cap Value Fund
Table of Contents - Prospectus

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The performance information shown for periods before January 2, 2018 is that of a private investment fund managed by the Advisor (the “Predecessor Fund”) prior to the commencement of the Small Cap Fund’s operations with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Small Cap Fund. The Small Cap Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 2, 2018, and investors in the Predecessor Fund received Class I shares of the Small Cap Fund as part of the reorganization. With respect to Class I and Class R6 shares, the performance information below reflects the gross expenses of the Predecessor Fund. Class A shares reflect the gross expenses of the Predecessor Fund restated to reflect the Class A sales load and Rule 12b‑1 fees.

The Predecessor Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Small Cap Fund; therefore the Small Cap Fund would have had different performance results.  The performance of the Predecessor Fund prior to January 2, 2018 is based on calculations that are different than the standardized method of calculations specified by the United States Securities and Exchange Commission (the “SEC”). If the Predecessor Fund’s performance had been readjusted to reflect the Small Cap Fund’s expenses, the performance would have differed.  The Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Updated Fund performance information is available at no cost by visiting www.brandesfunds.com. Certain financial statements of the Predecessor Fund are provided in the Small Cap Fund’s Statement of Additional Information (“SAI”).

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. Of course, the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable. The performance shown below is that of the Predecessor Fund.

Summary Section	-3-	Brandes Small Cap Value Fund

Table of Contents - Prospectus

Brandes Small Cap Value Fund
Year-by-Year Total Returns as of December 31, 2016*
for Class I Shares
Based on predecessor fund performance

* The Predecessor Fund’s calendar year-to-date return as of September 30, 2017 was 3.28%.

Best Quarter	Q2	2009	62.40%
Worst Quarter	Q4	2008	-50.58%

Brandes Small Cap Value Fund
Average Annual Total Returns
For periods ending December 31, 2016
Based on predecessor fund performance
Brandes Small Cap Value Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	23.74%	17.53%	4.28%
Class R6 Shares – Return Before Taxes	31.62%	19.23%	5.16%
Class I Shares – Return Before Taxes	31.62%	19.23%	5.16%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group, All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2017

Luiz Sauerbronn	Director, Investments Group, Small Cap Investment Committee Voting Member and International Large Cap Investment Committee Voting Member	2017

Yingbin Chen, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2017

Mark Costa, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2017

Summary Section	-4-	Brandes Small Cap Value Fund
Table of Contents - Prospectus

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.  Class A shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Small Cap Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-5-	Brandes Small Cap Value Fund
Table of Contents - Prospectus

INVESTMENT OBJECTIVE, POLICIES AND RISKS
Investment Policies

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets measured at the time of purchase in securities issued by small capitalization companies. The Fund may not make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small capitalization companies without first providing the Fund’s shareholders with at least 60 days’ prior written notice. The Small Cap Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase.  The Small Cap Fund invests predominantly in U.S. equity securities. Equity securities include common and preferred stocks, warrants and rights. Up to 10% of the Small Cap Fund’s total assets, measured at the time of purchase, may be invested in fixed-income securities.  Up to 10% of the Small Cap Fund’s total assets, measured at the time of purchase, may be invested in securities of companies which are domiciled  outside of the United States.  However the combined total assets, measured at the time of purchase, invested in fixed-income securities and in securities of companies which are domiciled outside of the United States may not exceed 15%.

The Advisor uses the principles of value investing to analyze and select equity securities for the Small Cap Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of its share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Value Investing
The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis typically includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches the intrinsic value set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Short-Term Investments
The Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Investment Objectives, Policies & Risks	-6-
Table of Contents - Prospectus

Other Investment Techniques and Restrictions
The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Fund’s Statement of Additional Information (“SAI”).  Unlike the Fund’s investment objectives, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares. However, the Fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or the SAI.

Investment Objectives

The investment objective of the Fund is long-term capital appreciation.  The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The value of your investment in the Fund will fluctuate, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Mid- and Small--Capitalization Company Risk
The Fund may invest in the securities of small-capitalization and mid-capitalization companies which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of small-capitalization and mid-capitalization companies usually have more limited trading liquidity.  Because small-capitalization and mid-capitalization companies generally have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning small-capitalization and mid-capitalization companies than for larger, more established companies.  Although investing in securities of small-capitalization and mid-capitalization companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of small-capitalization and mid-capitalization companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of small-capitalization and mid-capitalization companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns.

Stock Risk
The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Value Securities Risk
Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s assessment of the future value of that security, or the market value of the security may decline.  There is also a risk that it may take longer than expected for the value of any such investment to rise to the assessed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Objectives, Policies & Risks	-7-

Table of Contents - Prospectus

Value Style Risk
Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Holdings

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is located on the Fund’s website at www.brandesfunds.com.

Investment Objectives, Policies & Risks	-8-

Table of Contents - Prospectus

FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of September 30, 2017, the Advisor managed approximately $30 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives 0.70% of the Fund’s average daily net assets, payable on a monthly basis from the Fund.

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of the Fund through January 31, 2019, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”). Subject to Board approval, the Trust has agreed that the amount of any fee waiver or expense reimbursement will be repaid to the Advisor without interest at any time within three years from the time of the waiver or reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed any lesser Expense Cap that may have been in place at the time of waiver or reimbursement. For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class I	Class R6
Small Cap Fund	1.15%	0.90%	0.72%

A discussion regarding the basis for the Board of Trustees’ approval or re-approval, as the case may be, of the Fund’s investment advisory agreements with the Advisor will be available in the Fund’s annual report to shareholders for the period ended September 30, 2017.

Fund Management	-9-	The Investment Advisor

Table of Contents - Prospectus

Portfolio Managers

The Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.

Small Cap Fund

All investment decisions for the Small Cap Fund are the responsibility of the Advisor’s Small Cap Investment Committee (“Small Cap Committee”).  The voting members of the Small Cap Committee are Ralph Birchmeier, Luiz G. Sauerbronn, Yingbin Chen, and Mark Costa.

The Fund’s SAI provides additional information about the Small Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Ralph Birchmeier, CFA	Small Cap Fund and its predecessor private investment fund since 2002
Ralph Birchmeier, CFA
Director, Investments Group
• Experience
o Current Responsibilities
▪ Analyst and Team Leader responsibilities on the Financial Institutions Team,
▪ Member of both the Small-Cap and All-Cap Investment Committees
o Investment experience began in 1994
o Joined Brandes Investment Partners in 1999
o Prior Career Highlights
▪ Analyst on the Basic Materials Team with Brandes Investment Partners
▪ Portfolio Analyst with First Quadrant L.P.
▪ Certified Public Accountant with Arthur Andersen
• Education and Skills
o MBA with an emphasis in finance (with honors) from Columbia University
o BS in accounting from Loyola Marymount University
• Limited partner of the firm’s parent company

Fund Management	-10-	Portfolio Managers

Table of Contents - Prospectus

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Luiz G. Sauerbronn	Small Cap Fund and its predecessor private investment fund since 2004
Luiz G. Sauerbronn
Director, Investments Group
• Experience
o Current Responsibilities
▪ Analyst responsibilities on the Industrials Research Team
▪ Member of the International Large-Cap and Small-Cap Investment Committees
▪ Member of the Corporate Governance Committee
o Investment experience began in 1995
o Joined Brandes Investment Partners in 2001
o Prior Career Highlights
▪ Summer Associate with J.P. Morgan
▪ Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil
▪ Trainee with Royal Dutch Shell
• Education and Skills
o MBA from the Haas School of Business at the University of California, Berkeley
o BS in economics from the Federal University of Rio de Janeiro
• Limited partner of the firm’s parent company

Yingbin Chen, CFA	Small Cap Fund and its predecessor private investment fund since 2005
Yingbin Chen, CFA
Director, Investments Group
• Experience
o Current Responsibilities
▪ Analyst responsibilities on the Technology Research Team
▪ Member of the Small-Cap Investment Committee
o Investment experience began in 2001
o Joined Brandes Investment Partners in 2001
o Prior Career Highlights
▪ Technology Officer with Citicorp
▪ Technology Consultant with Hewlett Packard
• Education and Skills
o International MBA (with high honors) from the University of Chicago Booth School of Business
o MS in electrical engineering from Johns Hopkins University
o Fluent in Chinese
• Limited partner of the firm’s parent company

Mark Costa, CFA	Small Cap Fund and its predecessor private investment fund since 2010
Mark Costa, CFA
Director, Investments Group
• Experience
o Current Responsibilities
▪ Analyst responsibilities on the Industrials Research Team
▪ Member of the Small-Cap Investment Committee
▪ Product Coordinator for the Small-Cap Investment Committee
o Investment experience began in 2000
o Joined Brandes Investment Partners in 2000
• Education and Skills
o BS in finance with distinction from San Diego State University
• Limited partner of the firm’s parent company

Fund Management	-11-	Portfolio Managers

Table of Contents - Prospectus

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”) is the Fund’s distributor. Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

State Street Bank and Trust Company is the custodian of the Fund’s assets and employs foreign sub‑custodians to provide custody of the Fund’s foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Fund’s other service providers.

Fund Management	-12-	Other Service Providers

Table of Contents - Prospectus

SHAREHOLDER INFORMATION

Description of Classes

The Fund offers three classes of shares – Class A, Class I and Class R6 shares.

The following table lists the key features of the Fund’s classes.

	Class A	Class I	Class R6
Eligible Shareholders	Retail (available only through financial intermediaries)
Proprietary accounts of institutional investors such as
• financial institutions,
• pension plans,
• retirement accounts,
• qualified plans and
• certain corporations, trusts, estates, religious and charitable organizations.
			• 401(k) Plans • 403(b) Plans • 457 Plans • Nonqualified deferred compensation plans • Certain voluntary employee benefit association and post-retirement plans
Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0
Subsequent Minimum Investment	$500	$500	$0
Waiver/ Reduction of Investment Minimum	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Fund on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
			None

Shareholder Information	-13-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

Class A	Class I	Class R6
Initial Sales Charge	5.75%	None	None
Contingent Deferred Sales Charge	None*	None	None
Redemption Fee	None	None	None
Ongoing Distribution (12b‑1) Fees	0.25%	None	None
Ongoing Shareholder Service Fees	None	None	None
Conversion Feature	None
Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences.  To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

*A charge of 1.00% may be imposed on Class A shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.  Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

Class A Shares

Class A shares may be purchased only through financial intermediaries.  Class A shares of the Fund are retail shares that require you to pay a front-end sales charge when you invest in that Fund, unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of the Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

Shareholder Information	-14-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

The sales charge for Class A shares is calculated as follows:
Amount of Purchase	Front End Sales Charge as a percentage of Offering Price*	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 or more but less than $50,000	5.00%	5.26%	5.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $750,000	2.00%	2.04%	2.00%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
The Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Fund’s sales charges also is available on the Fund’s website at www.brandesfunds.com under the Fees & Expenses section of the Fund’s Overview tab.

Sales Charge Waivers

The following investors and investments will not be assessed any sales charges (front end or contingent deferred) if they fall into one of the categories below:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

•
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

Shareholder Information	-14-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

•	Customers participating in fee-based programs offered through selected registered investment advisors, broker-dealers, and other financial intermediaries.

•
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisors authorized to sell the Fund.

•	An officer, Trustee, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

Front End Sales Charge Reductions

You may be able to reduce the front end sales charges payable on your purchases of shares as follows:

•
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

•
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

•
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

•
Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of Brandes Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent

Shareholder Information	-16-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

•
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made to the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs.

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

The contingent deferred sales charge also may be waived for the following types of transactions, if together they do not exceed 12% of the value of an account annually:

•
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $100,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

Shareholder Information	-17-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

The Trust pays securities broker-dealers and other intermediaries annual fees of up to 0.05% of the annual net assets of Class I shares of the Fund held on behalf of its clients, for sub-transfer agency, sub-accounting and other non-distribution related services.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(k), 403(b), or 457 of the Code), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $100,000 initial investment minimum.

Class R6 Shares

Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares must be held through plan level or omnibus accounts on the books of the Fund.

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans.

Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. See “Buying Shares—Class R6 Shares” below. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

The Fund does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Fund offered in this Prospectus.  The Fund does not make any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

Before purchasing shares of the Fund directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Fund at (800) 395-3807.

Shareholder Information	-18-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

Distribution Plan

The Fund has adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act that allows the Fund to pay fees to broker-dealers for certain distribution‑related services provided to Class A shareholders.  Because these fees are paid out of the assets attributable to the Fund’s Class A shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Fund, to certain financial institutions in connection with the sale and/or distribution of the Fund’s shares or the retention and/or servicing of the Fund’s shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Fund.  Because these payments are not made by shareholders or the Fund, the Fund’s total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserve the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

The Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of the Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Fund sells shares of each Class at the NAV per share of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of Fund).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV per share for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is the NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Shareholder Information	-19-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund calculates its NAV for shares of each Class once daily each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. Eastern time, the normal close of regular trading.  If, for example, the NYSE closes at 1:00 p.m. Eastern time, the Fund’s NAV would still be determined as of 4:00 p.m. Eastern time.  In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events.  The Fund invests in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Fund does not price its shares.  As a result, NAV of the Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Fund has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Fund calculates its own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Shareholder Information	-20-	Class Description and Pricing Fund Shares

Table of Contents - Prospectus

Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of the Fund directly from the Transfer Agent, complete the account application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the account application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept postdated checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Fund reserves the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Payment by Wire
If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:          [Fund name], [name of Class]
[Your name and account number]

Shareholder Information	-21-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-800-395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone
If your signed account application has been received by the Fund, and you did not decline telephone options, you may purchase additional shares of the Fund by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic Fund transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your request in writing.

Purchasing Through the Automatic Investment Plan.  Subsequent Investments. (Class A Shares Only)
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-395-3807 for additional information regarding the Fund’s AIP.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of the Fund through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  The Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and is $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in the Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Shareholder Information	-22-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Other Purchase Information
The Transfer Agent credits shares to your account and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

Shares of the Fund have not been registered for sale outside the United States.  The Fund reserves the right to refuse investments from non-U.S. persons or entities.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may also purchase shares of the Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of any Class of any Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption Payments” below. Redemptions in-kind may be used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Shareholder Information	-23-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Telephone Redemptions
You may establish telephone redemption privileges unless you declined telephone options on the account application.  You can redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Shareholder Information	-24-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  Your account must have a share balance of $10,000 or more.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic Fund transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds of shares of the Fund in whole or in part by distributing securities held by the Fund instead of cash. If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you. In order to facilitate a redemption in-kind of a shareholder who owns a significant amount of shares of the Fund, the Advisor reserves the right to pay a portion of the transition management costs that the shareholder may incur after it has received its redemption proceeds. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check or ACH, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase price has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts
If the value of your investment in the Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Shareholder Information	-25-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1‑800‑395‑3807. Investors will be asked whether or not to withhold taxes from any distribution.

Unclaimed Property/Lost Shareholder
It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail addressed to a shareholder, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.  Please contact the Transfer Agent toll-free at 1-800-395-3807 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-395-3807 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Fund’s trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Advisor, actual or potential harm to the Fund.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Fund currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of the Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Shareholder Information	-26-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  If a financial intermediary establishes an omnibus account with the Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Trust can enforce its disruptive trading policies.

To the extent that the Trust or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolios, and may result in the Fund engaging in certain activities to a greater extent than they otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategies.

Shareholder Information	-27-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

Dividends and Distributions

The Fund expects to pay dividends from net investment income quarterly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Fund automatically reinvests dividends and capital gain distributions in additional shares of the applicable Fund at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  You may change your distribution election by writing or calling the Transfer Agent at least five days prior to the next distribution.  If you elect to receive dividends and/or distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the dividend and/or distribution in your account, at the current relevant NAV, and to reinvest all of your subsequent dividends and/or distributions.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV of shares in the Fund by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, if certain conditions are met, as qualified dividend income, taxable to individual or certain other noncorporate shareholders at U.S. federal income tax rates of up to 20%.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of the Fund.  Although distributions are generally taxable when received, certain distributions declared by the Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December.  The Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances the Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes.  The Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of the Fund’s shares (including an exchange of the Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption or exchange of fund shares.

Shareholder Information	-28-	Purchasing, Exchanging & Selling Fund Shares

Table of Contents - Prospectus

The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisors about federal, foreign, state and local taxation consequences of investing in the Fund.

Additional Information

The Fund enters into contractual arrangements with various parties, including among others the Fund’s investment adviser, who provide services to the Fund.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund.  The Fund may make changes to this information from time to time.  Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Shareholder Information	-29-	Dividends and Taxes

Table of Contents - Prospectus

INDEX DESCRIPTION

The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

Shareholder Information	-30-	Index Descriptions

Table of Contents - Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations. However, because the Fund was recently created, it does not have a financial performance record. Certain financial statements of the Predecessor Fund are provided in the Fund’s SAI.

Shareholder Information	-31-	Financial Highlights

Table of Contents - Prospectus

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

Table of Contents - Prospectus
PN-1

APPENDIX

Additional Information about Sales Charge Variations, Waivers and Discounts

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a Financial Intermediary. Financial Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent a Financial Intermediary notifies the Advisor or Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the Prospectus, such information provided by that Financial Intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your Financial Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Financial Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Financial Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase shares directly from the Fund or through another Financial Intermediary to receive these waivers or discounts.

The information provided below for any particular Financial Intermediary is reproduced based on information provided by that Financial Intermediary. A Financial Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Fund, the Advisor or the Distributor.

Financial Intermediaries

At this time, there are no special arrangements with any Financial Intermediaries with respect to sales charge variations, waivers and discounts.

Table of Contents - Prospectus

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Fund’s annual and semi-annual reports to shareholders will contain detailed information on the Fund’s investments.  The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Fund’s reports and SAI at the Public Reference Room of the U.S. Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614
Table of Contents - Prospectus

Subject to Completion—Dated December 15 , 2017

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the United States Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Dated January __, 2018

BRANDES INVESTMENT TRUST

Brandes Small Cap Value Fund

Brandes Investment Trust (the “Trust”) is an open-end, management company.  This Statement of Additional Information (“SAI”) contains additional information about the Brandes Small Cap Value Fund (the “Fund”).  The Fund may be referred to throughout this SAI as (“Small Cap Fund”).  Brandes Investment Partners, L.P. (the “Advisor”) is the investment advisor to the Fund.  The Fund is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund offers certain classes of shares as indicated in the chart below.  This SAI relates to all such classes.

Fund	Class A	Class I	Class R6
Small Cap Fund	♦ BSCAX	♦ BSCMX	♦ BSCRX

This SAI is not a prospectus, and it should be read in conjunction with the Fund’s prospectus (the “Prospectus”) dated January __, 2018.  Copies of the Fund’s Prospectus, Annual Report and Semi-Annual Report may be obtained free of charge from the Fund by visiting the website at www.brandesfunds.com, by writing 11988 El Camino Real, Suite 600, San Diego, California 92130 or by calling 1-800-331-2979.

 Table of Contents - Statement of Additional Information

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on July 6, 1994 and is an open-end management investment company.  The Board has authority to issue an unlimited number of shares of beneficial interest of separate series and to terminate any series without shareholder consent if it believes such termination is in the best interest of the shareholders of such series.  The Trust currently consists of ten series offering different classes.  This SAI discusses the Brandes Small Cap Value Fund.

The Small Cap Fund commenced operations on October 1, 1997 as private investment fund. The private investment fund was reorganized into the Fund on January __, 2018.  On January __, 2018, the Fund began offering Class I, Class A and Class R6 shares.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in the Fund’s Prospectus.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Recent Events

The instability in the Middle East and Ukraine, movements of refugees from the Middle East and other countries to Europe, terrorist attacks in the United States and around the world, changes in oil supplies and changes in currency values may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide.  The Fund cannot predict the effect of geopolitical events in the future on the U.S. or other economies and securities markets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis and the systemic financial risks and policymaking uncertainties associated with high public debt in the United States and other countries, may continue to cause high volatility in global financial markets.  In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.  The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

In June 2016, the United Kingdom (the “UK”) voted in a referendum to leave the European Union (“EU”). On March 29, 2017, UK Prime Minister Theresa May delivered a letter invoking Article 50 of the Lisbon Treaty and notifying the European Council of the UK’s decision to withdraw from the EU. The letter triggered the two year withdrawal negotiation process, and thus it is anticipated that the UK will leave the EU on March 29, 2019. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. The referendum vote highlighted the political divisions within the UK as well as those between the UK and the rest of the EU.  Those divisions and the uncertain consequences of Brexit, could adversely impact the UK and European economies and the broader global economy, which may result in increased financial market volatility and illiquidity. Such an impact to financial markets could potentially have an adverse effect on the value of the Fund’s investments.

Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, volcanic activity wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could impair the ability of issuers in which the Fund invests to conduct their businesses in a normal manner.  Adverse weather conditions may also have a particularly significant negative effect on issuers in certain sectors, such as the agricultural sector and insurance companies that insure against the impact of natural disasters.

 Table of Contents - Statement of Additional Information

Average Maturity and Duration Calculations

Average Maturity.  The portfolio average maturity of the Fund’s fixed income portfolio will be computed by weighting the maturity of each security in the Fund’s portfolio by the market value of that security.  For securities which have put dates, reset dates, or trade based on average life, the put date, reset date or average life will be used instead of the final maturity date for the average maturity calculation.  Average life is normally used when trading mortgage backed securities and asset-backed securities.

Duration.  One common measure of the price volatility of a fixed income security is modified duration.  Modified duration is derived from weighted term-to-maturity and can vary from zero to the time-to-maturity of the security.  Duration is a complex formula that utilizes cash flow and the market yield of the security.  Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the term to maturity.  As the maturity of the security extends, the duration also extends but at a slower rate.  For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years.  However, the duration of any security that pays interest only at maturity is the term to maturity.  Thus a 30-year zero coupon bond has a duration of 30 years.

Asset-backed and mortgage-backed securities require a more complex duration calculation.  These securities are generally collateralized with loans issued to individuals or businesses and often allow the borrower the discretion to repay the loan prior to maturity.  Loan prepayments typically occur when interest rates have fallen sufficiently to allow the borrower to refinance the loan at a lower interest rate.  Given that the cash flows for these types of securities are not known with certainty, the standard duration calculation is not accurate.  An effective duration is calculated instead, using a process in which cash flows are estimated and duration is computed for a variety of interest rate scenarios.  The effective duration of the security is the average of these durations weighted by the probability of each interest rate scenario.

The effective duration of the portfolio can be determined by weighting the effective duration of each bond by its market value.  Effective duration is a much better indicator of price volatility than term to maturity.  For example, the term to maturity for both a 30-year bond and a 30-year zero coupon security is 30 years.  A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield).  However, the 30-year zero coupon bond will experience a percentage price change roughly three times greater than that of the 30-year bond.

Borrowing

The Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 10% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).  The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  To avoid the potential leveraging effects of the Fund’s borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund’s total assets.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased.  The Fund also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

 Table of Contents - Statement of Additional Information

Borrowing involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  To the extent the Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged.  The rights of any lender to the Fund to receive payments of interest or repayments of principal will be senior to those of the investors in the Fund.  Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

Convertible Securities

The Fund may invest in convertible securities.  A convertible security is a bond which may be converted at a stated price or stated rate within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock.)  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the insurer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Corporate Debt Obligations

The Fund, to the extent permitted by the Prospectus, may invest in corporate debt obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  These instruments are used by companies to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

 Table of Contents - Statement of Additional Information

Credit Ratings

Credit ratings evaluate the safety of principal and interest payments of securities, not their market value.  The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions.  There is frequently a lag between the time a rating is assigned and the time it is updated.  As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Advisor will also monitor issuers of such securities. A summary of credit ratings is set forth in the prospectus.

In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Advisor to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, the Advisor will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the Fund may become the holders of underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Cyber-Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cyber-security risk management in order to guard against any cyber incidents in the future. While the Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber-security risks also are present for issuers of securities in which the Fund invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

 Table of Contents - Statement of Additional Information

Delayed Funding Loans and Revolving Credit Facilities

The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with established procedures in an amount sufficient to meet such commitments.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments.  Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.  As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments.  For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Loan Participations and Assignments.”  Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.”  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

Depositary Receipts

The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts will be deemed to be investments in equity securities of the foreign issuers into which they may be converted. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs in registered form are designed for use in the U.S. securities markets, and EDRs in bearer form are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.  However, investing in Depositary Receipts presents additional risks that may not be the same as the risks inherent in holding the equivalent shares of the same companies that are traded in the local markets.  These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. The Fund may be required to pay foreign withholding or other taxes on certain Depositary Receipts that it owns, but investors are generally not expected to be able to deduct their pro rata shares of such taxes in computing their taxable income or to claim their pro rata shares of such taxes as a credit against their U.S. federal income tax liability.

 Table of Contents - Statement of Additional Information

Depositary Receipts may be sponsored by foreign issuers or may be unsponsored.  Unsponsored Depositary Receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs.

Derivative Instruments

A variety of derivative investment products (“financial instruments”) are available in the financial markets, including put and call options on securities, indexes and currencies; financial and commodity futures contracts and options on futures contracts; swap agreements and options on such agreements; structured notes; and various hybrid instruments.  The Advisor has not used such financial instruments, except for participatory notes, in the past in managing securities portfolios, but will continue to evaluate the potential benefits of using them and may use them in managing funds.

The Fund may purchase and sell (write) put and call options on securities, securities indexes, and foreign currencies, and may enter into interest rate, index, and foreign currency, futures contracts and purchase and sell options on such futures contracts (“futures options”).  These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of the Fund’s overall investment strategy.  The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The Fund also may enter into swap agreements with respect to interest rates, securities indexes, credit default situations, and foreign currencies.  The Fund may also invest in structured notes.  If other types of financial instruments, including other types of swaps, options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Advisor determines that their use is consistent with the Fund’s investment objective.

The use of such financial instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (“CFTC”), or the exchanges on which some financial instruments may be traded.

Financial reform laws enacted after the financial crisis of 2008-2009, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), have changed many aspects of financial regulation applicable to derivatives.  For instance, Dodd-Frank calls for the comprehensive regulation of swaps by the CFTC and security-based swaps (e.g., swaps on single securities, single loans and narrow-based securities indexes) by the SEC.  Under Dodd-Frank, the CFTC and the SEC are in the process of adopting and implementing several new regulations applicable to these instruments, including rules with respect to recordkeeping, reporting, business conduct, relationship documentation, margin, clearing, and trade execution requirements.  In addition, Dodd-Frank requires the registration of certain parties that deal or engage in substantial trading, execution of advisory activities in the markets for swaps and security-based swaps.

The CFTC and the SEC are continuing to implement these requirements through their rulemaking processes.  These new regulatory requirements may make the use of swaps and security-based swaps more costly, may limit or restrict their use by the Fund, may present different risks or may otherwise adversely affect the value or performance of those instruments.  It also is possible that these developments could adversely affect the Fund’s ability to terminate existing trades or to realize amounts to be received on such trades.  The extent and impact of these regulations are not yet fully known and may not be known for some time.

 Table of Contents - Statement of Additional Information

The Fund’s use of derivatives may be affected by other applicable laws and regulations, including the laws and regulations of various non-U.S. jurisdictions.  The Fund’s trading of derivatives also may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves special risks, including the following:

•
Financial instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interest. Many financial instruments are complex, and successful use of them depends in part upon the Advisor’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other asset. Even if the Advisor’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

•
The Fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in financial instruments.  Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the financial instrument is open unless they are replaced with other appropriate assets. If markets move against the Fund’s position, the Fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the Fund. These losses may be substantial, and may be in addition to losses incurred by using the financial instrument in question. If the Fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the Fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

•
The Fund’s ability to close out or unwind a position in a financial instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the Fund is not successful in its negotiations, the Fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the financial instrument becomes insolvent. The Fund may be required to make delivery of portfolio securities or other assets underlying a financial instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the Fund continues to be subject to investment risk on the financial instrument. The Fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the financial instrument.

 Table of Contents - Statement of Additional Information

•
Certain financial instruments transactions may have a leveraging effect on the Fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the financial instrument itself. When the Fund engages in transactions that have a leveraging effect, the value of the Fund is likely to be more volatile and other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. Certain financial instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•
Many financial instruments may be difficult to value or may be valued subjectively. Inaccurate or subjective valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

•
Liquidity risk exists when a particular financial instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain financial instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

•
In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains.

•
Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all.

•
Financial instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. If the Fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index, market or other asset, the Fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself.

•
Certain financial instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

•
In a cleared derivatives transaction, the Fund would be exposed to the risk of default on the obligations, or the insolvency, of the relevant clearinghouse.  In addition, if the Fund has posted any margin to a broker that is a member of a clearinghouse with respect to a cleared derivatives transaction, the Fund would be exposed to the risk of default on the obligations, or the insolvency, of the broker through which it has entered into the transaction.  Such losses, which could be substantial, may occur despite legal protections that are designed to protect customer assets in cleared derivatives transactions.

 Table of Contents - Statement of Additional Information

•
Certain financial instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are not entered into or traded on exchanges. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only or primarily through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

•
Under Dodd-Frank, swap contracts that are required to be cleared must be traded on a CFTC-regulated swap execution facility or designated contract market that makes them available for trading.  The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms.  As a result, it is possible that the Fund may not be able to enter into swaps that fully meet its investment needs.  In addition, it is possible that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.

•
Financial instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, the Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.

•
Financial instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

•
Financial instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of financial instruments involves transaction costs, which may be significant. Use of financial instruments also may increase the amount of taxable income to shareholders.

 Table of Contents - Statement of Additional Information

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased.  As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size.  Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets.  Such issues may be exacerbated during periods of economic uncertainty.

Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal causing increased supply in the market due to selling activity.  In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments may be unable to achieve its desired level of exposure to a certain sector.  To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.  Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity.  Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period.  Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.  It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Foreign Currency Options

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options, and are subject to other risks similar to options on securities on indexes.

Foreign Currency Transactions

The Fund may enter into foreign currency transactions.  The Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis.  The Fund generally will not enter into a forward contract with a term of greater than one year.  Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund’s total return will be adversely affected as a result.  Open positions in forward contracts are covered by the segregation with the Fund’s custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The cost to the Fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because such contracts are entered into on a principal basis, no fees or commissions are involved.

 Table of Contents - Statement of Additional Information

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of the Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.  However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served by doing so.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains a portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund’s dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

 Table of Contents - Statement of Additional Information

Foreign Investments

The Fund’s Prospectus describes the extent to which the Fund may invest in securities of issuers organized or headquartered in foreign countries.  Generally, such investments are likely to be made in issues in the developed markets of Europe, Asia and North America, as well as emerging countries deemed to be suitable by the Advisor.  The Fund may make foreign investments in issuers organized or headquartered in emerging countries.  The Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund’s investment objective and policies.

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities including, but not limited to, the following.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision making; popular unrest associated with demands for improved economic, political and social conditions; internal insurgencies; hostile relations with neighboring countries; and ethnic, religious and racial conflict.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Geographic Concentration and Country Risk.  A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Emerging Markets Investments.  Investments by the Fund in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments.  Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries.  The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in securities, and significant foreign currency devaluations and fluctuations.

The economies of many of these countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

 Table of Contents - Statement of Additional Information

In certain of these countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, have, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres (including expropriation, nationalization and confiscation of assets and property, and restrictions on foreign investments and on repatriation of capital invested) and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and reschedulings of, repayment with respect to many countries’ debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets.  Such volatility may be exacerbated by illiquidity.  The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market.  Small trading volumes may affect the Fund’s ability to purchase or sell securities at a favorable price.

Currency Fluctuations.  To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.  Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as viewed from an international perspective.  Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Market Characteristics.  Foreign securities in which the Fund invests will be purchased on foreign over-the-counter markets or on foreign securities exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign securities markets may be less liquid and more volatile than U.S. securities markets.  While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.  Accordingly, the Fund’s foreign investments may be less liquid and their prices may be more volatile, than comparable investments in securities in U.S. companies.  The Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

 Table of Contents - Statement of Additional Information

The value of the Fund’s portfolio positions may also be adversely impacted by delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.  In addition, foreign markets for derivatives may be subject to less supervision, may provide less disclosure, and may present different or greater operational, custody, counterparty, and other risks than the markets for derivatives in the United States.  Furthermore, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Futures Contracts and Options on Futures Contracts

The Fund may invest in futures contracts and futures options with respect to, but not limited to, interest rates, security indexes and currencies.  A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  The Advisor believes that a public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro.  It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indexes (discussed above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.  A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price.  A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.  The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with established procedures (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Margin requirements on foreign exchanges may be different than U.S. exchanges.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Fund expects to earn interest income on its initial margin deposits.  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by the Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions.

 Table of Contents - Statement of Additional Information

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date.  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs also affect the gain or loss.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.  When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

 Table of Contents - Statement of Additional Information

The requirements for qualification as a regulated investment company (a “RIC”) under the Internal Revenue Code also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options.  The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements between the hedging instrument and the instrument being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities.  To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

 Table of Contents - Statement of Additional Information

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.  There can be no assurance that an active secondary market will develop or continue to exist for any derivative.

Additional Risks of Foreign Derivatives.  Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Advisor’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

High Yield Bonds

The Fund may invest in high yield bonds.  Below investment grade debt securities, commonly referred to as “high yield bonds” or “junk bonds” are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated securities.

Like all fixed income securities, the market values of high yield securities tend to vary inversely with the level of interest rates, and the yields and market values of such securities fluctuate over time reflecting the market’s perception of credit quality and the outlook for economic growth.  However, high yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates and adverse issuer-specific developments.  In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates.  The risk of loss because of default by issuers of high yield securities is significantly greater because medium and lower-rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness.  Their value and liquidity may also be diminished by adverse publicity and investor perceptions.  Also, legislative and regulatory developments may have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.  In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities.  Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining the Fund’s net asset value.  Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither such event will require sale of the securities by the Fund, although the Advisor will consider the event in determining whether the Fund should continue to hold the security.

Hybrid Instruments

The Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock or bond with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

 Table of Contents - Statement of Additional Information

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the Fund.  The Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid and Restricted Securities

The Fund may hold up to 15% of its net assets at the time of purchase in illiquid securities, including (1) securities with no readily available market; (2) securities subject to legal restrictions on resale because they have not been registered under the Securities Act of 1933 (“restricted securities”), other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity; and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Illiquid securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933 (the “1933 Act”) and which the Advisor has determined to be liquid based on the applicable trading markets.  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.  In recent years, a large institutional market has also developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.

 Table of Contents - Statement of Additional Information

The fact that there are contractual or legal restrictions on resale of an investment to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor.  In accordance with guidelines established by the Board, the Advisor will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quantity of the issuer.

Initial Public Offerings

The Fund may purchase equity securities in initial public offerings (“IPOs”).  These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  Securities issued in an IPO frequently are very volatile in price, and the Fund may hold securities purchased in an IPO for a very short period of time.  As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease.  The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.  There can be no assurance that investments in IPOs will improve the Fund’s performance.

Large Shareholder Redemption Risk

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares.  Redemptions by these account holders of their shares in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Options on Securities and Indexes

The Fund may purchase and sell both put and call options on securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

 Table of Contents - Statement of Additional Information

The Fund will write call options and put options only if they are “covered.”  A call option on a security is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with established procedures in such amount are segregated).  A call option on an index is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with established procedures, in an amount equal to the contract value of the index.  A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Advisor in accordance with established procedures equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  Before an exchange traded option is exercised or expired, it may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration date).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.  The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit.  The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

 Table of Contents - Statement of Additional Information

Risks Associated with Options on Securities and Indexes. Transactions in options on securities and on indexes are subject to a number of risks.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

 Table of Contents - Statement of Additional Information

Other Investment Companies

The Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Advisor.  They may include shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so.  As a result, the Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges.  The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer.  There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.  Under the 1940 Act, the Fund may own an unlimited amount of any affiliated investment company.  It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company.  This restriction may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under SEC rules.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

Participatory Notes

The Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying equity securities they seek to replicate.

 Table of Contents - Statement of Additional Information

Preferred Stock

The Fund may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest in mortgages on real property and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of equity and mortgage REITs.  A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with statutory requirements relating to its organization, ownership, assets and income, and with an additional statutory requirement that it distribute to its shareholder or unit holders at least 90% of its taxable income for each taxable year.

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, variations in rental income and defaults by borrowers or tenants.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Repurchase Agreements

To maintain liquidity, the Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future.  The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities.  Repurchase agreements may be viewed as a type of secured lending.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

 Table of Contents - Statement of Additional Information

The majority of these transactions run from day to day and not more than seven days from the original purchase.  However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year.  The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest.  The Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser’s ability to sell the collateral might be restricted and the purchaser could suffer a loss if it were treated as an unsecured creditor.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

Reserves

The Fund may establish and maintain reserves when the Advisor determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities.  The Fund’s reserves may be invested in domestic and foreign money market instruments, including government obligations.

Securities Lending

To realize additional income, the Fund may lend securities with a value of up to 30% of its total assets to broker-dealers, institutional investors or other persons.  Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily.  For the duration of the loan, the Fund will continue to receive the equivalent of the dividends or interest paid by the issuer on the securities loaned, and will receive proceeds from the investment of the collateral.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of securities and may pay a negotiated portion of the income earned on the collateral to the borrower or a placing broker.  The Fund will have the right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  Loans will only be made to persons deemed by the Advisor to be of good standing in accordance with standards approved by the Board and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities should the borrower fail financially.  In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

 Table of Contents - Statement of Additional Information

Short-Term Investments

The Fund may at times invest in short-term securities either for temporary, defensive purposes or as part of its overall investment strategies.  These securities include U.S. dollar denominated bank certificates of deposit, bankers’ acceptances, commercial paper and other short-term debt obligations of U.S. issuers, including U.S. Government and agency obligations.  A certificate of deposit is a short-term obligation of a commercial bank.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.  All these obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by one of the nationally recognized rating services or, if unrated, is determined by the Advisor to be of comparable quality.  The values of these investments may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

Structured Notes

The Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

Swap Agreements and Options on Swap Agreements

The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, currencies and credit default and event-linked swaps.  The Fund may also enter into options on swap agreements (“swap options”).

The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Following the adoption and implementation of the Dodd-Frank Act, many categories of swaps (such as interest rate swaps, currency swaps, and swaps on broad-based securities indexes) are commodity interests subject to the jurisdiction of the Commodity Futures Trading Commission (the “CFTC”).  If the Fund enters into such a swap, it may be considered a “commodity pool,” which in turn may trigger a requirement for the Advisor to register as a “commodity pool operator” (a “CPO”) with the CFTC absent the ability to rely on the exclusion from CPO status provided by CFTC Regulation 4.5.  Recent amendments to Regulation 4.5, in relevant part, impose limits on the amount of an investment company’s commodity interest trading and prohibit an investment company as to which the exclusion is claimed to be marketed as a vehicle for trading commodity interests.  The amendments to Regulation 4.5 are being challenged in federal court, and the outcome of that litigation remains uncertain.

Swaps on single securities, single loans, and narrow-based securities indexes – as well as some index credit default swaps – are known as “security-based swaps.”  These instruments are subject to SEC, rather than CFTC, jurisdiction.  Accordingly, the Fund would not be considered a commodity pool subject to CFTC jurisdiction as a result of entering into this type of swap transaction.

 Table of Contents - Statement of Additional Information

Swaps bearing attributes of both CFTC-regulated swaps and security-based swaps are considered “mixed swaps.”  Absent a determination to the contrary by the CFTC and the SEC, these instruments would generally be considered to be commodity interests.  As a result, the Fund that enters into a mixed swap would be considered a commodity pool, which in turn may trigger a requirement for the Advisor to register as a CPO with the CFTC absent the ability to rely on the exclusion from CPO status provided by Regulation 4.5.

The Fund could be considered a “major swap participant” or a “major-security based swap participant” if its trading of swaps or security-based swaps exceeded certain tests specified in CFTC and SEC regulations that, generally speaking, measure swap counterparty exposure.  Major swap participants and major security-based swap participants are subject to comprehensive requirements under CFTC and SEC regulations, respectively.  Those requirements, if they were to apply to the Fund, would potentially have an adverse effect on the Fund’s ability to trade swaps and security-based swaps.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.  A “quanto” or “differential” swap combines both an interest rate and a currency transaction.  Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  The Fund may be either the buyer or seller in a credit default swap transaction.  If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing.  However, if an event of default occurs, the Fund (if the buyer) will receive either the full notional value in exchange for the reference obligation or the difference in value between the full notional value and the reference obligation.  As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with established procedures, to avoid any potential leveraging of the Fund’s portfolio.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.   As a matter of operating policy, the Fund will limit its swap transactions, along with any other transactions that are considered commodity interests subject to CFTC jurisdiction, so that either: (a) the aggregate initial margin or premium required to establish those positions does not exceed 5% of the Fund’s net assets; or (b) the aggregate net notional value of those positions does not exceed 100% of the Fund’s net assets.  For this purpose, the caps, collars, and floors described above are considered swaps.

 Table of Contents - Statement of Additional Information

Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.  Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since the Fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances.  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  It is possible that developments in the swaps market, including regulations being implemented under the Dodd-Frank Act, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Swaps and security-based swaps are subject to a comprehensive regulatory regime under the Dodd-Frank Act that is being implemented by the CFTC and the SEC.  Many aspects of this regime have yet to be finalized, so their overall effect on the Fund remains uncertain.  One key aspect of these regulations will be to provide for the centralized clearing of several categories of swap transactions.  Centralized clearing may reduce some risks associated with bilateral trading – like counterparty and credit risks – but may present other risks, like risks associated with the failure of the member firm through which swaps are submitted for clearing.  Centrally-cleared swap transactions will generally be required to be executed on a designated contract market or a swap execution facility, and the clearing organizations for those transactions may impose initial and variation margin requirements.  Swaps that are uncleared may be subject to margin requirements imposed by regulation.  A swap counterparty will have certain recordkeeping requirements regarding its swap transactions, and information about those transactions may be required to be reported and made publicly available.  These new requirements will impose additional costs on entering into swaps, the full scope of which will remain unknown until the regulations are fully implemented.

 Table of Contents - Statement of Additional Information

Trust Preferred Securities

The Fund may invest in trust-preferred securities, which share characteristics of preferred stock, corporate debt, and asset-backed securities. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities. If no interest is paid on the underlying debt securities, the trust will not make interest payments to holders of its preferred securities. Unlike typical asset-backed securities, trust preferred securities have only one underlying obligor and are not over-collateralized. For that reason the market may effectively treat trust preferred securities as subordinate corporate debt of the underlying issuer. Issuers of trust preferred securities receive favorable tax treatment. If the tax rules regarding trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to holders.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds.  U.S. Treasury obligations differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association (d/b/a Fannie Mae) (“FNMA”), Federal Home Loan Mortgage Corporation (d/b/a Freddie Mac) (“FHLMC”), Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, Small Business Administration and Tennessee Valley Authority. Securities issued by these agencies and instrumentalities may have maturities from one day to 30 years or longer.  Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some (such as those of the Federal Home Loan Banks) are backed by the right of the issuer to borrow from the Treasury; others (such as those of FNMA) are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; and others (such as those of FHLMC) are supported only by the credit of the instrumentality.

U.S. government securities also include securities issued by non-governmental entities (such as financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to market crises or otherwise.

A guarantee of principal by an agency or instrumentality may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to its maturity.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  No government agency or instrumentality guarantees the market value of the securities it issues, and such market value will fluctuate in response to changes in interest rates.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

 Table of Contents - Statement of Additional Information

Warrants

The Fund may invest in warrants.  A warrant, which is issued by the underlying issuer, gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued,” delayed delivery or forward commitment basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction.  The Fund will segregate the liquid securities or cash in an amount at least equal to these commitments.  Typically, income may not accrue on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security.  If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.  The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss.  There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectuses.  The policies and restrictions listed below with respect to the Fund cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  A “majority of the outstanding voting securities” of the Fund is defined in the 1940 Act to mean the lesser of (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund.

 Table of Contents - Statement of Additional Information

As a matter of fundamental policy, the Fund is diversified, i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

4.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

5.
Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

6.	Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

7.	Make investments for the purpose of exercising control or management; or

8.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

9.	Make short sales of securities or maintain a short position, except for short sales against the box;

10.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions; or

 Table of Contents - Statement of Additional Information

11.
Write put or call options, except that the Fund may (a) write covered call options on individual securities and on stock indices; (b) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (c) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations.

Operating Restrictions

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board without shareholder approval.

The Fund may not:

1.
Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

2.
Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company;

3.	Hold more than 15% of its net assets in illiquid securities; or

4.
Make any change to its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Fund’s portfolio, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Fund during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•
To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

 Table of Contents - Statement of Additional Information

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

Any disclosures made to persons approved by the CCO will be reported by the CCO to the Board at the end of the quarter in which such disclosure was made.  The portfolio holdings information that may be distributed to any person is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Neither the Trust nor the Advisor may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of Trust shareholders and those of the Advisor or any affiliated person of the Trust or the Advisor, the CCO will make a determination in the best interests of the Trust’s shareholders, and will report such determination to the Board at the end of the quarter in which such determination was made.

The Fund discloses its portfolio holdings quarterly, in its annual and semi-annual reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.  The Fund may disclose its portfolio holdings publicly on its website within 15 days of each calendar quarter end.

Registered investment companies that are sub-advised by the Advisor may be subject to different portfolio holdings disclosure policies, and neither the Board of Trustees nor the Advisor exercises control over such policies.  In addition, the Advisor’s separately managed account clients have access to their portfolio holdings and are not subject to the Trust’s Disclosure Policies and Procedures.  Certain of the Advisor’s separately managed accounts and investment companies which it sub-advises have substantially similar or identical investment objectives and strategies to the Trust, and therefore have substantially similar, and in certain cases nearly identical, portfolio holdings as the Trust.

Such disclosure may be made to service providers, rating and statistical organizations and other persons approved by the CCO only if the recipients of such information are subject to a confidentiality agreement that among other things, prohibits any trading upon such information and if the authorizing persons (as determined by the Fund’s CCO) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider or other person receiving the information.

MANAGEMENT

The Board is responsible for the overall management of the Trust’s business.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, the Trust’s Custodian, Distributor and Transfer Agent.  The Board delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

 Table of Contents - Statement of Additional Information

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years
Independent Trustees(2)
Gregory Bishop, CFA[5] 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 54)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments, from 1997 to 2014.	10	None
Jean Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 59)	Trustee and Chairman of the Board[4]	Since April 2008	Retired since 2005; Director of Investment Management Group for Russell Investment Group from 2000 to 2005.	10	Bridge Builder Trust.
Robert M. Fitzgerald 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 64)	Trustee	Since April 2008	Retired from 2002-2005 and since 2007; Chief Financial Officer of National Retirement Partners from 2005 to 2007.	10	Hotchkis and Wiley Funds.
Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 55)	Trustee[4]	Since February 2012	Retired, Managing Director, US Mutual Funds, Russell Investments. Currently Partner with The Paradigm Project and advisor to early-stage companies.	10	None
“Interested” Trustees(3)
Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 56)	Trustee and President	Since July 2006 Since February 2012	Executive Director of the Advisor since January 2004.	10	None
Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 55)	Trustee	Since February 2012	CEO, Brandes Investment Partners & Co. since 2002; Managing Director – Private Client Portfolio Management of the Advisor since 2011.	10	None

 Table of Contents - Statement of Additional Information

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years
Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 46)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2006.	N/A	N/A
Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 60)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 45)	Chief Compliance Officer	Since September 2015	Global Head of Compliance of the Advisor.	N/A	N/A
[1]	Trustees and officers of the Fund serve until their resignation, removal or retirement.
[2]	Not “interested persons” of the Trust as defined in the 1940 Act.
[3]
“Interested persons” of the Trust as defined in the 1940 Act.  Jeff Busby is an interested person of the Trust because he is the President of the Trust and the Executive Director of the Advisor.  Oliver Murray is an interested person of the Trust, because he is Managing Director of the Advisor.

[4]	Effective January 1, 2018, Craig Wainscott serves as Chair of the Board of Trustees
[5]	Effective January 1, 2018, Gregory Bishop serves as the Nominating and Governance Committee Chair.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal Board Meetings which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

 Table of Contents - Statement of Additional Information

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established two standing committees, a Nominating and Governance Committee and an Audit Committee, which are discussed in greater detail below under “Board Committees.”  Currently, four of the six Trustees are Independent Trustees, who are not affiliated with the Advisor, the principal underwriter, or their affiliates.  Ms. Carter, an Independent Trustee, serves as Chairman of the Board.  The Nominating and Governance Committee and Audit Committee are comprised entirely of Independent Trustees.  The Independent Trustees also are advised by independent legal counsel. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Independent Trustees to effectively fulfill their fiduciary and oversight obligations.  The Board reviews its structure and the structure of its committees annually.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risk, business continuity risk), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The current Trustees were selected with a view to establishing a board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies.  As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.  In addition, each of the Trustees, with the exception of Mr. Bishop, has served on the Board for a number of years, and has gained substantial insight as to the operation of the Advisor and the Trust.

The Trustees were selected to join the Board based upon the following factors, among others:  character and integrity; willingness to service and to commit the time necessary to perform the duties of a Trustee; and as to a majority of the Board satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act.

In addition to the information provided in the chart above, below is certain additional information concerning the professional experience of each Trustee. The information is not all-inclusive as relevant Trustee attributes also involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment and to ask incisive questions, and commitment to shareholder interests.

Mr. Bishop has substantial mutual fund and financial services experience.  He spent over 17 years in the investment management business at Pacific Investment Management Company, LLC (“PIMCO”), where he served as Executive Vice President and Head of Retail Business Management for PIMCO Investments with responsibilities related to retail distribution and operations for PIMCO’s mutual fund complex.  He has over 23 years of experience in the financial services industry. Mr. Bishop has held the Chartered Financial Analyst (CFA) designation since 1996 and has experience with mutual fund operations, compliance, marketing and distribution.

 Table of Contents - Statement of Additional Information

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee.  These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.

Mr. Fitzgerald has substantial experience in public accounting as a Partner of Price Waterhouse LLP primarily serving financial services companies.  He has also served as Chief Financial Officer of Pimco Advisors (a publicly traded asset manager and fund sponsor) and as Chief Financial Officer of National Retirement Partners and currently serves as a Trustee and chair of the audit committee of Hotchkis and Wiley Funds.

Mr. Wainscott has substantial mutual fund and financial services experience.  He had over 24 years of experience in the investment management business at Russell Investments where he served as a Managing Director in the U.S. mutual fund group, President of Russell Canada and Director of Russell Australia.  Mr. Wainscott has worked as a Chartered Financial Analyst (CFA) since 1985 and has experience with quantitative investment techniques, fund marketing and fund distribution.

Mr. Busby has significant investment advisory experience. He currently serves as Executive Director and a member of the Advisor’s Executive Committee.  As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives.  He also is a member of the Advisor’s Investment Oversight Committee.

Mr. Murray has significant investment advisory experience. He currently serves as Managing Director, Private Client Portfolio Management of the Advisor and Chief Executive Officer of the Advisor’s Toronto entity where he is responsible for all of the Advisor’s Canadian functional areas. Mr. Murray is responsible for client service, sales and marketing globally for the Advisor. Mr. Murray has served on the boards of a number of industry organizations and is past Chair of the board of directors of the Investment Funds Institute of Canada (IFIC). He has over 26 years of experience in the financial services industry.

Board Committees

Audit Committee.  The Board has an Audit Committee, which is comprised of the independent members of the Board, Gregory Bishop, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Fitzgerald is the Audit Committee Chair.  The Audit Committee reviews financial statements and other audit-related matters for the Trust, and serves as the Trust’s “qualified legal compliance committee”.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  The Audit Committee met two times during the year ended September 30, 2016.

Nominating and Governance Committee.  The Board has a Nominating and Governance Committee, which is comprised of the independent members of the Board, Gregory Bishop, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Wainscott is the Nominating and Governance Committee Chair.  Effective January 1, 2018, Gregory Bishop serves as the Nominating and Governance Committee Chair. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating and Governance Committee will consider candidates for trustees nominated by shareholders.  Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust.  The Nominating and Governance Committee met three times during the year ended September 30, 2016.

 Table of Contents - Statement of Additional Information

Fund Shares Owned by Trustees as of December 31, 2016

Amount Invested Key
A. $0
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. over $100,000

	Dollar Range of Equity Securities Owned in the Fund									Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee	Interna- tional Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Oppor- tunities Value Fund	Emer- ging Markets Value Fund	Interna- tional Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund
“Independent” Trustees
Gregory Bishop	A	A	A	A	A	A	A	A	A	A
Jean Carter	C	A	A	A	C	A	A	A	A	C
Robert Fitzgerald	A	A	A	C	C	C	A	A	A	D
Craig Wainscott	B	B	B	B	A	B	A	B	A	C
“Interested” Trustees
Jeff Busby	A	E	A	A	A	A	A	E	E	E
Oliver Murray(1)	A	A	A	A	A	A	A	A	A	A
(1)
Oliver Murray is a Canadian resident and as such is prohibited from purchasing shares of the Fund because the Fund’s shares are not sold in Canada; however, Mr. Murray does invest in many of the Advisor’s similarly managed strategies.

Compensation

The Trust pays Independent Trustees an annual retainer of $70,000 in quarterly installments of $17,500.  They also receive a fee of $1,000 for any special telephonic Board meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.  The Board Chairman receives an additional fee of $20,000 per year.  The Audit Committee and Nominating/Governance Committee Chairs each receive an additional fee of $5,000 per year and $1,000 per year, respectively.  No other compensation or retirement benefits are received by any Trustee or officer from the Fund.  The Advisor reimburses the Trust the portion of such amounts attributable to the Separately Managed Account Reserve Trust series of the Trust.  These compensation matters are subject to review by the Independent Trustees annually.

 Table of Contents - Statement of Additional Information

The table below shows the compensation paid to each Trustee for the fiscal period ended September 30, 2016:

Name	Interna- tional Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Oppor- tunities Value Fund	Emerging Markets Value Fund	Interna- tional Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund(1)	Total Compensa- tion from Trust and Trust Complex(2) Paid to Trustees
Gregory Bishop (3) (Independent Trustee)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Jean Carter (Independent Trustee)	$18,213	$1,438	$20	$201	$29,395	$34,071	$2,390	$839	$0	$91,000
Robert Fitzgerald (Independent Trustee)	$15,210	$1,201	$17	$168	$24,550	$28,456	$1,996	$700	$0	$76,000
Craig Wainscott (Independent Trustee)	$14,209	$1,122	$16	$156	$22,935	$26,585	$1,865	$654	$0	$71,000
Jeff Busby (Interested Trustee)	None	None	None	None	None	None	None	None	None	None
Oliver Murray (Interested Trustee)	None	None	None	None	None	None	None	None	None	None
(1)	The Advisor pays all expenses of the SMART Fund. For the fiscal period ended September 30, 2016, the Advisor compensated Trustees in the amount of $15,100 on behalf of the SMART Fund.
(2)	Trust Complex includes nine series of the Trust.
(3)	Mr. Bishop was elected as an independent trustee effective January 1, 2017.

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j‑1 of the 1940 Act.  Each Code permits personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund, subject to certain conditions.  In accordance with the requirements of the Sarbanes-Oxley Act of 2002, the Trust has also adopted a supplemental Code of Ethics for its principal officers and senior financial officers.  Each Code has been filed as an exhibit to this registration statement and is available upon request by contacting the Trust.

PROXY VOTING PROCEDURES

The Fund does not invest in any security for the purpose of exercising control or management.  Because the Advisor is in a better position than the Board of Trustees to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly, the Fund has delegated its authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Advisor

Subject to certain limited exceptions, it is the Advisor’s policy to vote all proxies received by the Fund in a timely manner.  Upon receiving each proxy the Advisor reviews the issues presented and makes a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  While the Advisor considers each vote on a case-by-case basis, the Advisor’s proxy voting guidelines are reviewed and approved annually by the Advisor’s Corporate Governance Committee and reflect the Advisor’s general approach to voting on issues the Advisor anticipate will arise, including such issues as Election of Director Nominees, Executive and Director Compensation, Majority of Board Independence, etc. The Advisor considers information from a variety of sources in evaluating the issues presented in a proxy.  The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies.  The Advisor generally supports policies, plans and structures that it believes provide quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

 Table of Contents - Statement of Additional Information

The Advisor’s proxy voting procedures adhere to the following broad principles:

•
The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Fund.  The Advisor acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

•
Where the Advisor is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

•	The financial interest of the clients is the primary consideration in determining how proxies should be voted.
•
In the case of social and political responsibility issues that in its view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, the Advisor generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) or Glass Lewis & Co., LLC on these issues, although, on occasion the Advisor may abstain from voting on these issues.

•	When making proxy-voting decisions, the Advisor generally adheres to its proxy voting guidelines.
•
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Advisor to follow it, the Advisor is required to comply with it except in any instance in which doing so would be contrary to the economic interests of an employee benefit plan or otherwise imprudent or unlawful.

The Board has approved the Advisor’s proxy voting policies and procedures.  The Board will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

•	Are consistent with the Advisor’s fiduciary duty to the Fund and its shareholders;
•	Seek to maximize shareholder return and the value of Fund investments;
•	Promote sound corporate governance; and
•	Are consistent with the Fund’s investment objectives and policies.
International Proxy Voting

While the Advisor utilizes these proxy voting policies and procedures for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.

 Table of Contents - Statement of Additional Information

For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country.  As a result, the Advisor considers international proxy voting on a case-by-case basis. However, when the Advisor believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

Conflicts of Interest

The Advisor’s Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest in accordance with such criteria as the Corporate Governance Committee establishes from time to time.  If the Advisor receives a proxy relating to an issuer that raises a conflict of interest, the Corporate Governance Committee will determine whether the conflict is “material” to any specific proposal included within the proxy.  In situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:

1.	Refer Proposal to the Board – The Advisor may refer the proposal to the Board of Trustees and obtain instructions from the Board on how to vote the proxy relating to that proposal.
2.
Obtain Fund Ratification – If the Advisor is in a position to disclose the conflict to the client (i.e., such information is not confidential), the Advisor may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Fund and obtain the Fund’s consent to how the Advisor will vote on the proposal (or otherwise obtain instructions from the Board on how the proxy on the proposal should be voted).

3.
Use Predetermined Voting Policy – The Advisor may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Fund, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the Advisor will not be exercising discretion on the specific proposal raising a conflict of interest.

4.
Use Independent Third Party recommendations for All Proposals – Subject to any Fund imposed proxy voting policies, the Advisor may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or Glass Lewis (or to have the third party vote such proxies).

5.
Use Independent Third Party recommendations to Vote the Specific Proposals that Involve a Conflict – Subject to any Fund imposed proxy voting policies, the Advisor may use an independent third party (such as ISS or Glass Lewis) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case will be determined by a majority of the Independent Trustees.

 Table of Contents - Statement of Additional Information

More Information

The actual voting records relating to portfolio securities of the Fund during the most recent 12‑month period ended June 30 are available without charge, upon request by calling toll-free, 1‑800‑331‑2979 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is available by calling 1-800-331-2979 and will be sent within three business days of receipt of a request.

PRINCIPAL HOLDERS OF SECURITIES

As of January 2, 2018, the following persons held of record more than 5% of the outstanding shares of the Fund; the Trust has no information regarding the beneficial owners of such securities.  The Fund is expected to commence operations on January 2, 2018. There are currently no principal shareholders of the Fund.

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges that it controls the Fund.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As of January 2, 2018, the Trustees and Officer as a group owned less than 1% of the voting securities of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

Subject to the supervision of the Board, the Advisor provides investment management and services to the Fund, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust’s officers and Trustees; and (xii) amortization of organization costs.

Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to any Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

The Advisory Agreement with respect to the Fund will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.

 Table of Contents - Statement of Additional Information

As compensation, the Small Cap Fund pays the Advisor at an annual rate 0.70%.

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund can terminate the Advisory Agreement with respect to the Fund at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Fund.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has agreed that it will waive management fees and reimburse operating expenses of the Fund to the extent necessary to ensure that the expenses of the Fund do not exceed the amounts shown below during each fiscal year for the respective class (the “Expense Caps”).  Such agreement is currently in effect through January 31, 2019:

	Expense Caps
Fund	Class A	Class R6	Class I
Small Cap Fund	1.15%	0.72%	0.90%

Subject to Board approval, the Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest  within three years from the time the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Caps for the year in which the waiver or reimbursement occurred or any lower expense cap in effect at the time of reimbursement.

Portfolio Managers

The following includes information regarding the Fund’s portfolio managers and the accounts managed by each of them as of the dates indicated.

Small Cap Fund

Investment decisions with respect to the Small Cap Fund are the joint responsibility of the Advisor’s Small Cap Investment Committee.  The following chart provides information regarding other accounts managed by the voting members of the Small Cap Investment Committee as of September 30, 2017.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Ralph Birchmeier, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 9 Other accounts: 76 Total accounts: 87 (Managed by All Cap Committee and Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1855 million Other pooled investment vehicles: $1,113 million Other accounts: $999 million

 Table of Contents - Statement of Additional Information

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Yingbin Chen, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 7 Other accounts: 76 Total accounts: 84 (Managed by Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,855 million Other pooled investment vehicles: $1,113 million Other accounts: $999 million
Mark Costa, CFA	Registered Mutual Funds: 1 Other pooled investment vehicles: 7 Other accounts: 76 Total accounts: 84 (Managed by Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: $1,824 million Other pooled investment vehicles: $806 million Other accounts: $999 million
Luiz Sauerbronn	Registered Mutual Funds: 1 Other pooled investment vehicles: 7 Other accounts: 76 Total accounts: 84 (Managed by International Large Cap Committee and Small Cap Committee)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 2 accounts from which it receives an advisory fee based on the performance of the account.
Total assets in these 2 accounts are
$769 million

Registered Mutual Funds: $1,824 million Other pooled investment vehicles: $806 million Other accounts: $999 million

Compensation

As of January 2, 2018, the Advisor’s compensation structure for portfolio managers/analysts consists of: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity.

The base salary for each of the portfolio managers is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.  Compensation is not based on the performance of the Fund or other accounts.  There is no difference between the method used to determine the compensation of the portfolio managers with respect to the Fund and the other accounts managed by the portfolio managers.

Security Ownership of the Fund by the Portfolio Managers

Fund and Portfolio Manager	Investment Range
Brandes Small Cap Value Fund
Ralph Birchmeier
Yingbin Chen
Mark Costa
Luiz Sauerbronn

 Table of Contents - Statement of Additional Information

Material Conflicts of Interest That May Arise

Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account managed by the Advisor.  If one of the Advisor’s investment committees identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity with a single trade due to partial trade execution of a purchase or sale order across all eligible funds and other accounts.  In order to address these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.  For all client accounts that are able to participate in aggregated transactions, the Advisor utilizes a rotational equity client trading system to execute client transactions in order to provide, over the long-run, fair treatment for each account.

Investment in the Fund. Members of the Advisor’s investment committees may invest in the Fund or other accounts that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.  In order to address this potential conflict, the Advisor’s investment decision-making and trade allocation policies and methodologies as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Performance-Based Fees. For a small number of accounts, the Advisor may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where the Advisor might share in investment gains.  In order to address these potential conflicts, the Advisor’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Receipt of Research Benefits.  The receipt of research in exchange for brokerage commissions creates conflicts of interest.  The Advisor receives a benefit because it can, at no cost to the Advisor, supplement its own research and analysis activities, receive the views and information of individuals and research staff of other securities firms, and gain access to persons having special expertise on certain companies, industries, areas of the economy and market factors. The Advisor may have an incentive to select a broker-dealer based on a desire to receive research, rather than based on the Fund’s interest to receive most favorable execution. The Advisor does select broker-dealers based on their ability to provide quality executions and the Advisor’s belief that the research, information and other services provided by such broker-dealer may benefit client accounts including the Fund. Accordingly, the Fund may pay higher commissions if it determines in good faith the value of the brokerage and/or research services provided is reasonable in relation to another broker.

To address the conflict, the Advisor compares the brokerage commissions paid by comparable investors to determine the reasonableness of the brokerage commissions paid in connection with portfolio transactions. The Advisor will not enter into any agreement or understanding with any broker-dealer which would obligate the Advisor to direct a specific amount of brokerage transactions or commissions in return for such services.

 Table of Contents - Statement of Additional Information

Compliance Program. Additionally, the Advisor’s internal controls are tested on a routine schedule as part of the firm’s compliance monitoring program.  Many of the firm’s compliance policies and procedures, particularly those involving the greatest risk potential are reviewed on a regular basis firm-wide by committees that include representatives from various departments within the Advisor, including personnel who are responsible for carrying out the job functions covered by the specific policies and procedures; representatives of the Legal and Compliance department (including the CCO); representatives of operations; and other representatives of senior management.

The compliance committees meet on a periodic basis to review the applicable compliance policies and procedures, any suspected instances of non-compliance and discuss how the policy and procedures have worked and how they may be improved.  The specific operations of the various compliance committees are set forth in the compliance policies for the particular program area.  The compliance committees utilize a risk-based approach in reviewing the compliance policies and procedures.

Administration Agreement

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator for the Fund, subject to the overall supervision of the Trustees.  The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund’s books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund’s insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund’s shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund’s registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders; (vi) overseeing all relationships between the Fund and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator’s directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust’s Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above.

For its services, the Administrator receives a fee at the annual rate of 0.03% of the first $1 billion of the Trust’s average daily net assets and 0.02% thereafter, subject to a $50,000 annual minimum for the Fund which is allocated across the Trust based on average net assets.

Distribution Agreement

The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement.  Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.  The Advisor pays the Distributor’s fees.  The Distributor is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Fund, the primary consideration is to seek to obtain the most favorable price and execution available.  Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the direction and control of the Board.

 Table of Contents - Statement of Additional Information

For equity trading, the Advisor’s objective in selecting brokers and dealers when buying or selling securities for the Fund is to seek to obtain best execution. The execution price and brokerage commissions are two of the many important factors that the Advisor considers in seeking best execution.

The Advisor may also consider:

•	its ability to access global markets in real time for blocks of a particular stock;
•	its relationships with bulge-bracket and boutique brokerage firms;
•	the liquidity of the security being traded;
•	the market capitalization of the security being traded;
•	the potential for information leakage;
•	the different rules and regulations applicable in global markets;
•	market conditions at the time of the trade (both general conditions and conditions impacting the specific stock);
•	potential price movement in the security;
•	the use of limit orders and the likelihood of getting within the limit or missing the desired trade if the trading process takes too long;
•	its traders’ experience with Brandes securities;
•	timing of order generation and market hours (ability to trade during local market hours diminishes the exposure against price movement);
•
the nature of its investment committees’ desire (for example a desire for speed versus other factors, including concern with obtaining the stock within a price range for all accounts) to own the stock.

The Advisor believes broker selection is an integral component of best execution process. When selecting brokers, it considers the following:

•	its experience with the broker on prices and other results obtained in prior trading transactions;
•	the quality of the brokerage services provided to the Advisor;
•	the broker’s ability to source and access to liquidity in the stock;
•	the broker’s trading activity in a particular stock over a recent timeframe;
•	the research services (if any) provided by the broker-dealer for the benefit of the Advisor’s clients;
•	the speed and attention it receives from the broker which is evaluated, tracked and recorded via the bi-annual Trader Vote;
•	whether the brokerage firm can and will commit its capital (if the Advisor requests this) to obtain or dispose of the position;
•	any particular trading expertise of the firm in a particular sector, country or region;
•	any past issues it encountered when using a particular broker-dealer for similar trades.

The Advisor has procedures in place to monitor broker performance and execution.

FINRA has adopted rules governing FINRA members’ execution of investment company portfolio transactions. These rules prohibit broker-dealers from selling the shares of, or acting as an underwriter for, any investment company if the broker-dealer knows or has reason to know that the investment company or its investment adviser or underwriter have directed brokerage arrangements in place that are intended to promote the sale of investment company securities. The Advisor does not consider whether a broker-dealer sells shares of the Fund when allocating the Fund’s brokerage.

 Table of Contents - Statement of Additional Information

When the Advisor executes portfolio transactions for the Fund and when it is consistent with its duty to seek best execution, the Advisor may execute securities transactions for the Fund with broker-dealers who provide the Advisor with research and brokerage products and services. When the Advisor receives research services from broker-dealers in connection with brokerage commissions generated with respect to client account including the Fund, it receives a benefit in that it is not required to pay for from its own resources or produce on its own.

The research services may include tangible research products as well as access to analysts, companies, and traders. These services can be either proprietary or provided by a third party.

The brokerage commissions the Advisor uses to acquire research are known as “soft dollars.” The Advisor utilizes soft dollars in two ways:

•	Full service broker-dealers who provide research and trade execution services in exchange for brokerage commission generated by executing trades with that broker-dealer.

•
Full service broker-dealers who provide research and trade execution services and participate in client commission arrangements. In a client commission arrangement, the Advisor agrees with a broker effecting trades for its client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services either from the executing broker or another research provider, as directed from time to time by the Advisor.  Participating in CCAs enables the Advisor to consolidate payments for research services through one or more channels using accumulated client commissions and helps to facilitate the Advisor’s receipt of research services and ability to seek best execution in the trading process.

The Advisor makes investment decisions for the Fund independently from those of the Advisor’s other client accounts.  Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts.  To the extent any of these client accounts and the Fund seek to acquire or sell the same security at the same time, the Fund may not be able to acquire/sell as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If the Fund and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day’s transactions in such security between the Fund and all such client accounts as it decides is fair, taking into account the amount being purchased or sold and other factors it deems relevant.  In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Net Asset Value
The net asset value per share of each Class of the Fund is calculated by adding the value of all portfolio securities and other assets of the Fund attributable to the Class, subtracting the liabilities of the Fund attributable to the Class, and dividing the result by the number of outstanding shares of such Class.  Assets attributable to a Class consist of the consideration received upon the issuance of shares of the Class together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

 Table of Contents - Statement of Additional Information

Net asset value for purposes of pricing purchase and redemption orders is determined as of 4:00 p.m. Eastern time, the normal close of regular trading hours on the New York Stock Exchange, on each day the Exchange is open for trading and the Federal Reserve Bank’s Fedline System is open.  Currently, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities that are traded on a national or foreign securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the last bid and ask price.

Over-the-counter (“OTC”) equity securities included in the NASDAQ National Market System (“NMS”) are priced at the NASDAQ official closing price (“NOCP”).  Equity securities traded on the NMS for which the NOCP is not available, and equity securities traded in other over-the-counter markets, are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last bid and ask price.  Bonds, notes, debentures and other debt securities are valued using the bid price on the day of valuation. Repurchase agreements and demand notes, for which neither pricing service nor market maker prices are available, are valued at amortized cost valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued as described on Page B-38).

Options listed on an exchange are valued at the last sales price at the close of trading on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange on the day of valuation or, if there was no sale on the applicable options exchange on such day, at the mean between the bid and ask price on any of such exchanges on such day closest to the close of the New York Stock Exchange on such day.  However, if an exchange closes later than the New York Stock Exchange (“NYSE”) on the day of valuation, options that are traded on the NYSE are valued at the last sale price on such exchange as of the close of the NYSE on such day (or, if there was no sale on such day, at the previous business day’s last price coinciding with the close of the NYSE).  OTC options are valued at the average between the bid and asked prices on the day of valuation provided by a dealer selected by the Advisor.  On a monthly basis, the Advisor obtains bid and asked prices from at least two other dealers engaged in OTC options transactions for the purpose of comparison with the then current valuations of OTC options written or held by the Fund.  In addition, the Advisor on a daily basis monitors the market prices on the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Futures contracts and options listed on a national exchange are valued at the sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and ask prices on any of such exchanges on such day closest to the close of the New York Stock Exchange.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, for which reliable market quotations are readily available, are valued at current market quotations as provided by an independent pricing service or principal market maker. Bonds and other fixed-income securities (other than the short-term securities described above) are valued using the bid price as provided by an independent pricing service (which uses information provided by market makers or estimates of market value).

The Fund may use a pricing service approved by the Board.  Prices provided by such a service represent evaluations of the current bid price, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data.  Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

 Table of Contents - Statement of Additional Information

The Fund values securities and other assets for which market quotations are not readily available at fair value as determined in good faith, pursuant to policies and procedures approved by the Board. Fair values are determined by a valuation committee of the Advisor, in consultation with the Advisor’s portfolio managers and research and credit analyst, on the basis of factors such as the cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets, and other factors as the Advisor may determine will affect materially the value of the security.  If the Advisor’s valuation committee is unable to determine a fair value for a security, a meeting of the Board is called promptly to determine what action should be taken.  All determinations of such committee are reviewed at the next meeting of the full Board.  In addition, the Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

An example of how the Fund calculated the net asset value per share as of ______________ is as follows:

Small Cap Fund
Class I Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$1,212,484,724	=	$13.50
89,842,105

Class A Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$121,109,345	=	$13.46
8,999,682

Class R6 Shares

Net Assets	=	Net Asset Value per share
Shares Outstanding
$16,479,396	=	$13.50
1,220,851

 Table of Contents - Statement of Additional Information

Computation of Class A Offering Price.
Class A shares are sold at their NAV plus a sales charge.  Below is an example of the method of computing the offering price of Class A shares of the Fund.  The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 based upon the NAV of the Fund’s Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share	Offering Price Per Share
Small Cap Fund	$21.21	5.75%	$22.50

Extraordinary Circumstances Affecting Redemptions.
Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for any Fund.  Generally, those extraordinary circumstances are when: (1) the New York Stock Exchange is closed or trading thereon is restricted; (2) an emergency exists which makes the disposal by the Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable or practical; or (3) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates.
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses.  The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced based on the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan applicable to Class A shares, which commenced operations on ________________, in accordance with Rule 12b‑1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  Because these fees are paid out of the assets attributable to the Fund’s share class, over time they will increase the cost of your investment in such shares.  The Board has determined that the Distribution Plan is in the best interests of the Fund’s Class A shareholders.

Continuance of the Distribution Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Plan (“Qualified Trustees”).  All material amendments to the Distribution Plan must be approved by a majority of the Trustees and of the Qualified Trustees.  In addition, the Distribution Plan may not be amended to increase materially the amount that may be spent under the Distribution Plan without approval by a majority of the outstanding shares of the Class of the Fund affected.

The Distribution Plan provides that the Trust will pay the Distributor an annual fee of up to 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Distributor can use such payments to compensate broker-dealers and service providers that provide distribution-related services to the Class A shareholders or to their customers who beneficially own Class A shares.  Such services include reviewing purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

 Table of Contents - Statement of Additional Information

Distribution fees paid by a particular Class of the Fund may only be used to pay for the distribution expenses of that Class of the Fund.  Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued.  Shares are not obligated under the Distribution Plan to bear any distribution expense in excess of the distribution fee.  Thus, if the Distribution Plan is terminated or otherwise not continued with respect to the Fund, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class A shares of the Fund to the Distributor.

The Distribution Plan (and any distribution-related agreement among the Fund, the Distributor and a selling agent with respect to the shares) may be terminated with respect to a Class of shares of the Fund without penalty upon at least 60 days’ notice by the Distributor, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the applicable Class of the Fund.

All distribution fees paid by the Fund under the Distribution Plan will be paid in accordance with Rule 2830 of the Rules of Conduct of the Financial Industry Regulatory Authority, as such Rule may change from time to time.  Pursuant to the Distribution Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Distributor on behalf of the shares of the Fund.  In addition, as long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be made by the Independent Trustees.

Class A Shares – Dealer Commissions and Compensation
The Advisor may pay dealers a commission of up to 1.00% on certain investments in Class A shares that are not subject to an initial sales charge.  These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.  Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund’s IRA rollover policy as described in the Prospectus) are paid to dealers at the following rates:

1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%. A dealer concession of up to 0.25% may be paid by the Fund under its Class A plan of distribution to reimburse the principal underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

REDEMPTIONS

The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price.  Although the Fund does not expect to make any part of a redemption payment in securities, if such payment were made, an investor would incur brokerage costs in converting such securities to cash.  The Fund has elected to be governed by the provisions of Rule 18f‑1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund’s total net assets at the beginning of such 90-day period.

 Table of Contents - Statement of Additional Information

TAXATION

The Fund intends to elect to be and to qualify each year for treatment as RICs under the Internal Revenue Code of 1986, as amended (the “Code”).  In each taxable year that the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to shareholders.  If the Fund fails to qualify as a RIC for any reason, the Fund would be treated as a U.S. corporation subject to federal income tax on its income and gains, and distributions to you would be taxed as dividend income to the extent the distribution is derived from the Fund’s current earnings and profits.  Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so, the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders an amount at least equal to the sum of (i) 90% of its investment company taxable income for such year (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) 90% of the Fund’s net tax-exempt interest income, if any, over certain disallowed deductions; and the Fund must meet several additional requirements relating to the composition of its income and the diversification of its holdings.  These rules may affect the Fund’s ability to fully implement its investment strategies.

The Fund will be subject to U.S. federal income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to shareholders.  The Fund will also be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Any such tax would, if imposed, reduce the yield on or return from those investments.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service (the “IRS”) to pass through to its shareholders their proportionate share of qualified foreign taxes. Pursuant to this election, its shareholders will be required to include their proportionate share of such qualified foreign taxes in their gross income, will treat such proportionate share as taxes paid by them, and may, subject to applicable limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, take foreign tax credits against their U.S. income taxes.  No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

The Fund may invest in the stock of companies treated as “passive foreign investment companies” (“PFICs”) under the Code.  A portion of the income and gains that the Fund derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level (even if all income or gain actually received by the Fund is timely distributed to its shareholders). Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions of gains.  For certain PFICs, elections may be available that would ameliorate these adverse tax consequences, but such elections could require the applicable Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash.  Certain additional tax rules may also cause the Fund to recognize taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently.  In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.

 Table of Contents - Statement of Additional Information

For U.S. federal income tax purposes, the Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 to offset its capital gains, if any, for up to eight years following the year of the loss. The Fund is permitted to carry forward indefinitely a net capital loss from any taxable year that began after December 22, 2010 to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Carryforwards of losses from taxable years that began after December 22, 2010 must be fully utilized before the Fund may utilize carryforwards of losses from taxable years that began on or before December 22, 2010. Generally, the Fund may not carry forward any losses other than net capital losses.

Dividends from the Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income or “qualified dividend income” (if so designated by the Fund) to the extent of the Fund’s earnings and profits.  Distributions of investment company taxable income reported by the Fund as “qualified dividend income” will be taxed in the hands of noncorporate shareholders at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements.  Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

Certain dividends received by the Fund from U.S. corporations and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirements with respect to their shares in the Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to their shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for U.S. federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, Fund dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.  You may wish to avoid purchasing shares of the Fund shortly before the Fund pays a dividend or capital gain distribution, as such a dividend or distribution will be taxable to you, even though it effectively represents a return of a portion of your investment.

 Table of Contents - Statement of Additional Information

Upon the sale or exchange of shares in the Fund, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in the shares. A redemption of shares by the Fund and an exchange of the Fund’s shares for shares of another Brandes fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized by a shareholder on the sale of shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (including amounts credited to the shareholder as undistributed capital gains) with respect to such shares.

Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments. Gain may be increased (or loss reduced) upon a redemption of shares of the Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment), without payment of an additional sales charge, of shares of the same Fund or of another Brandes fund (or any other shares of a Brandes fund generally sold subject to a sales charge) before February 1 of the calendar year following the calendar year in which the original shares were redeemed.

The Fund is required to withhold (as “backup withholding”) 28% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the applicable Fund with a correct taxpayer identification number or make required certifications.  The Fund also is required to withhold 28% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities provided that the necessary information is timely provided to the IRS.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The Fund must report to the IRS and furnish to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Fund will permit shareholders to elect from among several IRS‑accepted cost basis methods, including the average basis method. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Fund.  The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a repurchase of shares after the settlement date of the repurchase. Shareholders should consult with their tax advisors prior to any repurchase of their respective shares to determine the best IRS‑accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.  For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts.

 Table of Contents - Statement of Additional Information

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, other regulated investment companies, or tax-exempt or tax-advantaged plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or any lower applicable treaty rate on amounts treated as ordinary dividends from the Fund or, in certain circumstances, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding on certain other payments from the Fund. Backup withholding will not be applied to payments that have been subject to the 30% (or lower applicable treaty rate) withholding tax on shareholders who are neither citizens nor residents of the United States.

Unless certain non-U.S. entities that hold shares of the Fund comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

OTHER SERVICE PROVIDERS

The Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, is responsible for holding the assets of the Fund.

U.S. Bancorp Fund Services, LLC is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”), is the Fund’s distributor.  Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

 Table of Contents - Statement of Additional Information

The Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP examines the Fund’s financial statements annually and prepares the Fund’s tax returns.

Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, California 90071, acts as legal counsel for the Trust and the Independent Trustees.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

 Table of Contents - Statement of Additional Information

GENERAL INFORMATION

Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund’s assets in the securities of another investment company, upon notice to and approval of shareholders.  The Trust’s Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

You can examine the Trust’s Registration Statement on Form N-1A at the office of the Securities and Exchange Commission in Washington, D.C.  Statements contained in the Fund’s prospectus and this SAI as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Shares of Beneficial Interest

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter.  Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the 1940 Act, in which case all shares of the Trust will vote in the aggregate.  For example, a change in the Fund’s fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund.  However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

As used in the Fund’s prospectus and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.  Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust’s Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

The Trust does not hold annual shareholder meetings of the Fund.  The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders.  Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust’s outstanding shares and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

 Table of Contents - Statement of Additional Information

Each share of the Fund has equal voting rights, and fractional shares have fractional rights.  Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

FINANCIAL STATEMENTS

Because the Fund recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

The Predecessor Fund’s unaudited financials and Schedules of Investments for the period January 1, 2017 through June 30, 2017 are included below, followed by the Predecessor Fund’s financial statements for the periods ended December 31, 2015 and 2016.  The December 2015 and 2016 information has been audited by Ernst & Young LLP, the independent auditor for the Predecessor Fund at December 31, 2015 and December 31, 2016.

 Table of Contents - Statement of Additional Information

FINANCIAL STATEMENTS

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

December 31, 2015

With Report of Independent Auditors

Table of Contents - Statement of Additional Information

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Financial Statements

December 31, 2015

Table of Contents - Statement of Additional Information

Report of Independent Registered Public Accounting Firm

The Investment Manager of
Brandes U.S. Small Cap Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brandes U.S. Small Cap Equity Portfolio (one of the portfolios constituting Brandes Institutional Equity Trust) as of December 31, 2015, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the entity's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Brandes U.S. Small Cap Equity Portfolio at December 31, 2015, and the results of its operations, and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

San Francisco, California December 4, 2017

Table of Contents - Statement of Additional Information
1

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in securities, at fair value (cost $5,447,137)	$5,514,690
Cash	1,363,346
Dividends Receivable	6,509
Interest Receivable	387
Total Assets	6,884,932

Liabilities

Due to broker	29,308
Total liabilities	29,308
Net Assets	$6,855,624

See accompanying notes.

Table of Contents - Statement of Additional Information
2

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments

December 31, 2015

		Fair	Percent of
	Shares	Value	Net Assets

Investments in securities
Common stock
United States
Automobile & Components

Winnebago Industries	6,940	$138,107	2.01%

Banks
ACNB Corp.	1,720	36,637	0.53
Charter Financial Corp.	10,340	136,591	1.99
Chicopee Bancorp Inc.	2,160	37,454	0.55
First Connecticut Bancorp Inc.	6,140	106,897	1.56
Home Bancorp Inc.	4,650	120,807	1.76
Norwood Financial Corp.	1,142	32,833	0.48
Ocean Shore Holding Co.	3,341	57,298	0.84
OceanFirst Financial Corp.	3,910	78,317	1.14
Territorial Bancorp, Inc.	3,930	109,018	1.59
United Financial Bancorp Inc.	5,311	68,406	1.00
		784,258	11.44
Capital Goods
Babcock & Wilcox Enterprises I	5,930	123,759	1.81
Briggs & Stratton Corp.	20,055	346,952	5.06
Houston Wire & Cable Co.	17,863	94,317	1.38
Miller Industries Inc.	3,857	84,005	1.23
Orion Marine Group Inc. (a)	22,740	94,826	1.38
Sterling Construction Co. Inc. (a)	16,180	98,374	1.43
		842,233	12.29
Commerical & Professional Services
CRA International Inc.	6,934	129,319	1.89
FTI Consulting Inc. (a)	3,933	136,318	1.99
Resources Connection Inc.	9,010	147,223	2.15
SP Plus Corp. (a)	3,410	81,499	1.19
The Brink's Company	2,130	61,472	0.90
		555,831	8.12

Table of Contents - Statement of Additional Information
3

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments (continued)

December 31, 2015

		Fair	Percent of
	Shares	Value	Net Assets
Investments in securities (continued)
Common stock (continued)
United States (continued)
Consumer Durables & Apparel
Beazer Homes USA Inc. (a)	11,042	$126,873	1.85%
Callaway Golf Company	7,099	66,873	0.98
M.D.C. Holdings Inc.	12,360	315,551	4.60
TopBuild Corp. (a)	2,425	74,617	1.09
		583,914	8.52
Consumer Services
Intl Speedway Corp. Cl A	3,210	108,241	1.58
Speedway Motorsports Inc.	3,710	76,871	1.12
		185,112	2.70
Energy
Chesapeake Energy Corp. (a)(b)	14,780	66,510	0.97

Food Beverage & Tobacco
Seneca Foods Corp. Cl A (a)	2,419	70,103	1.02

Healthcare Equipment & Services
Invacare Corp.	9,010	156,684	2.29
Triple-S Management Corp. Cl B (a)	3,340	79,859	1.16
		236,543	3.45
Household & Personal Products
AVON Products, Inc.	8,470	34,304	0.50

Insurance
National Western Life Group Inc.	514	129,497	1.89
Old Republic Int'l Corporation	7,814	145,575	2.12
		275,072	4.01
Materials
Greif Inc. Cl B	1,720	73,564	1.07

Table of Contents - Statement of Additional Information
4

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments (continued)

December 31, 2015

		Fair	Percent of
	Shares	Value	Net Assets
Investments in securities (continued)
Common stock (continued)
United States (continued)
Real Estate
Alexander & Baldwin Inc.	1,810	$63,911	0.93%
The St. Joe Company (a)	15,055	278,668	4.06
		342,579	4.99
Retailing
Aaron's Inc.	3,070	68,737	1.00
Rent-A-Center Inc.	8,662	129,670	1.89
		198,407	2.89
Semiconductors & Semiconductor Equipment
OmniVision Technologies Inc. (a)	8,810	255,666	3.73

Software & Services
Verint Systems Inc. (a)	3,424	138,877	2.03
Xura Inc. (a)	2,580	63,416	0.93
		202,293	2.96
Technology Hardware & Equipment
Avnet Inc.	1,300	55,692	0.81
Ingram Micro Inc. Cl A	5,507	167,303	2.44
Itron Inc.	7,597	274,859	4.01
Tech Data Corp. (a)	990	65,716	0.96
		563,570	8.22
Total common stock (cost $5,279,857)		5,408,066	78.89

Table of Contents - Statement of Additional Information
5

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments (continued)

December 31, 2015

	Principal	Fair	Percent of
	Value	Value	Net Assets
Investments in securities (continued)
Corporate bonds
United States
Energy
Chesapeake Energy Corp. 8.000% 12/15/22 144A	$133,000	$65,170	0.95%
Chesapeake Energy Corp. 6.125% 2/15/21	147,000	41,454	0.60
Total corporate bonds (cost $167,280)		106,624	1.55

Total investments in securities (cost $5,447,137)		$5,514,690	80.44%

(a) Non-income producing security.
(b) All or a portion of this security is on loan. See Note 4.

See accompanying notes.

Table of Contents - Statement of Additional Information
6

Brandes Institutional Equity Trust
(A Delaware Business Trust)
The Brandes U.S. Small Cap Equity Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment income
Dividends	$87,127

Interest	1,958
Securities lending interest (net of fees of $759)	1,770
Other	15
Total investment income	90,870

Investment expenses	5
Net investment income	90,865

Realized and change in unrealized gain (loss) on investments:
Net realized gain on investments	633,802
Net change in unrealized loss on investments	(699,111)
Net realized and change in unrealized gain (loss) on investments	(65,309)

Net increase in net assets resulting from operations	$25,556

See accompanying notes.

Table of Contents - Statement of Additional Information
7

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

   Statement of Changes in Net Assets

Year Ended December 31, 2015

Change in net assets from operations:
Net investment income	$90,865
Net realized gain on investments	633,802
Net change in unrealized loss on investments	(699,111)
Net increase in net assets resulting from operations	25,556

Net assets:
Beginning of year	6,830,068
End of year	$6,855,624

See accompanying notes.

Table of Contents - Statement of Additional Information
8

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The Brandes U.S. Small Cap Equity Portfolio (the Portfolio) is a portfolio of the Brandes Institutional Equity Trust (a Delaware business trust) (the Trust). The Portfolio commenced operations on October 1, 1997.

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of U.S. issuers with equity market capitalizations of $2.5 billion or less at the time of purchase. There is no assurance that the Portfolio will achieve its investment objectives.

Brandes Investment Partners, L.P. (a Delaware limited partnership) (the Investment Manager) serves as the investment manager to the Trust.

The Northern Trust Company (the Custodian) serves as the custodial trustee of the Trust.

2.	Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Portfolio have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are stated in U.S. dollars. The Portfolio uses the accrual basis of accounting. Accordingly, income and expenses are recorded as earned and incurred, respectively.

The Investment Manager has determined that the Portfolio is an investment company based on the following characteristics: the Portfolio obtains funds from one or more investors and the Portfolio's business purpose and substantive activities are investing funds for returns from capital appreciation and/or investment income (see Note 1). Therefore the Portfolio follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) ASC Topic 946, Financial Services - Investment Companies, including accounting for investments at their estimated fair value.

Table of Contents - Statement of Additional Information
9

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

December 31, 2015

Cash and Cash Equivalents

Cash and cash equivalents consist of U.S. dollars on deposit and an investment in a collective short-term investment fund. The collective short-term investment fund is typically classified as Level 1 in the fair value hierarchy.

Due to Broker

Due to broker represents amounts payable for unsettled trades at December 31, 2015.

Income Taxes

The Portfolio is subject to the provisions of Accounting Standards Codification (ASC) 740, Income Taxes. This standard establishes consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The Investment Manager has analyzed the Portfolio's inventory of tax positions taken with respect to all applicable income tax issues for all open tax years (in each respective jurisdiction), and has concluded that no provision for income tax is required in the Portfolio's financial statements.

The Portfolio files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Portfolio is subject to examination by federal, state, and local jurisdictions, where applicable. The Portfolio's tax returns for the years 2012-2015 remain open under normal statutes of limitation.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Portfolio did not accrue any interest or penalties.

The accompanying financial statements of the Portfolio reflect no provision or liability for income taxes because the Portfolio's profits and losses are allocated to the beneficial owners and are includable in the income tax returns of the beneficial owners.

Table of Contents - Statement of Additional Information
10

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)
Investments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, other than in a forced or liquidation sale. In accordance with ASC 820, the Portfolio has considered the principal market, or the market with the greatest volume and level of activity, in which its portfolio investments exist. ASC 820 requires that the Portfolio's investment is assumed to be sold in the principal market to market participants or, in the absence of a principal market, the most advantageous market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and able and willing to transact.

Investments in securities traded on any recognized U.S. securities exchange or quoted in the United States NASDAQ National Market List are valued at their last reported sales price on the last day of trading during the year; securities for which no sale was reported on the last day of trading are stated at the last published sale price or the last recorded bid price, whichever is more recent.

Fixed income securities including corporate, convertible preferred securities, and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

Securities Transactions

Realized gains and losses and the related income and expenses are recorded on a trade-date basis, using the first-in, first-out method.  Dividends are recorded on the ex-dividend date.

Contributions and Withdrawals

Contributions can be made on the first business day of each month. Initial contributions must be at least $1,000,000. Withdrawals can be made as of the end of any month upon 30 days' written notice. At the Investment Manager's discretion, contributions may be made in such other amounts as the Investment Manager shall determine. The Portfolio imposes a redemption fee of up to 0.50% of amounts withdrawn in cash unless the Investment Manager determines that the redemption does not entail material trading costs to the other beneficial owners. There were no redemption fees charged for the year ending December 31, 2015.

Table of Contents - Statement of Additional Information
11

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

Allocation of Profits and Losses

Profits and losses of the Portfolio for each month are allocated to the beneficial owners in proportion to their capital account balances in the Portfolio at the beginning of the month.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Going Concern

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements Going Concern (Subtopic 205-40): "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"). The update provides guidance about management's responsibility to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and to provide related footnote disclosure. The Investment Manager has evaluated relevant conditions and events, which are known and reasonably estimable, and has determined that there are no conditions or events that raise substantial doubt about the Portfolio's ability to continue as a going concern.

3.	Fair Value Measurements

The Portfolio categorized its investments recorded at fair value in accordance with ASC 820 based on the level of judgment associated with the inputs used to measure its fair value. Hierarchical levels, as defined by ASC 820 and directly related to the amount of subjectivity associated with the inputs to the fair valuation of these assets and liabilities, are as follows:

Table of Contents - Statement of Additional Information
12

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Fair value estimates are made at a specific point in time, based on market conditions and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates and such differences could be material.

The following is a summary of the Portfolio's investments at fair value as of December 31, 2015, under the ASC 820 categories:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments in securities:
Common stock	$5,408,066	$-	$-	$5,408,066
Corporate Bonds	-	106,624	-	106,624
Total investments in securities	$5,408,066	$106,624	$-	$5,514,690

The Portfolio had no transfers between levels during the period. It is the Portfolio's policy to recognize transfers between levels at the end of the year.

Table of Contents - Statement of Additional Information
13

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

4.	Securities Lending Program

The Portfolio earns additional investment income by lending the Portfolio's securities to independent third parties for a fee. The lending of securities is managed by the Custodian. When the Portfolio lends securities, it is subject to the risk that the borrower may fail to return the loaned securities or may delay the delivery of the securities, in which case the Portfolio may incur a loss. To alleviate this risk, such loans are continuously secured by non-cash collateral in an amount equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of foreign securities loaned.

As of December 31, 2015, securities with a fair value of $66,510 were on loan and are included in Investments in securities within the statement of assets and liabilities. The securities on loan were collateralized by $68,533 of non-cash collateral in the form of obligations issued or guaranteed by the U.S. Government that are not recorded in the statement of assets and liabilities because the Portfolio does not have the right to re-pledge or sell the non-cash collateral.

5.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short term investment and U.S. government obligations, were $2,804,277 and $2,992,338, respectively.

6.	Financial Highlights

Financial highlights for the year ended December 31, 2015, are as follows:

Total Return (before management fees)	0.37%
Ratios to average net assets:
Expenses	0.00%
Net investment income	1.32%
Portfolio Turnover	50.26%
Table of Contents - Statement of Additional Information

14

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

The financial highlights are calculated for the Portfolio taken as a whole. An individual beneficial owner's results may vary based on the timing of capital transactions and different management fee arrangements.

The total return is calculated on a time-weighted, monthly linked total rate of return formula. Average net assets have been computed based on monthly valuations.

7.	Related-Party Transactions

The Investment Manager receives a management fee for managing the Portfolio at the following annual rates, based on the balance in the beneficial owners' capital account: first $25 million – 0.95%; next $25 million – 0.90%; amounts over $100 million – 0.80%; amounts over $150 million
– 0.70%. The fee is payable to the Investment Manager quarterly in arrears and may be paid directly by the beneficial owners or from their capital account. The Investment Manager pays all expenses of the Portfolio other than expenses incurred in the purchase and sale of Portfolio investments and extraordinary expenses which are classified as investment expense in the Statement of Operations.

No management fees were paid by beneficial owners from their capital accounts or directly to the Investment Manager during the year. As of December 31, 2015, beneficial owners affiliated with the Investment Manager held interests of $6,854,862 in the Portfolio, for which no management fees were charged.

As of December 31, 2015, the Investment Manager held an interest of $762 in the Portfolio.

8.	Indemnifications

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss, if any, to be remote.

Table of Contents - Statement of Additional Information
15

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (continued)

9.	Subsequent Events

There have been no subsequent events through the date that the Portfolio's financial statements were available to be issued that require recognition or disclosure in such financial statements.

Table of Contents - Statement of Additional Information
16

FINANCIAL STATEMENTS

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

December 31, 2016

With Report of Independent Auditors

Table of Contents - Statement of Additional Information

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Financial Statements

December 31, 2016

Table of Contents - Statement of Additional Information

Report of Independent Registered Public Accounting Firm

The Investment Manager of
Brandes U.S. Small Cap Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brandes U.S. Small Cap Equity Portfolio (one of the portfolios constituting Brandes Institutional Equity Trust) as of December 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the entity's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Brandes U.S. Small Cap Equity Portfolio at December 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

San Francisco, California December 4, 2017

Table of Contents - Statement of Additional Information
1

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in securities, at fair value (cost $5,667,236)	$7,085,266
Cash	2,006,277
Interest Receivable	15,001
Dividends Receivable	3,005
Total Assets	9,109,549

Liabilities
Total Liabilities	-
Net Assets	9,109,549
See accompanying notes.

2

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments

December 31, 2016

		Fair	Percent of
	Shares	Value	Net Assets

Investments in securities
Common stock
Canada
Technology Hardware & Equipment
Sierra Wireless (a)	8,905	$139,809	1.53%
Israel
Healthcare Equipment & Services

Syneron Medical Ltd. (a)	15,257	128,159	1.41
United States
Banks
ACNB Corp.	1,720	53,750	0.59
Charter Financial Corp.	10,340	172,368	1.89
First Connecticut Bancorp Inc.	2,929	66,342	0.73
Home Bancorp Inc.	1,955	75,483	0.83
Norwood Financial Corp.	1,198	39,702	0.44
OceanFirst Financial Corp.	6,874	206,426	2.27
Territorial Bancorp, Inc.	3,930	129,061	1.42
		743,132	8.17
Capital Goods
Babcock & Wilcox Enterprises I	17,572	291,519	3.20
Briggs & Stratton Corp.	16,954	377,396	4.14
Houston Wire & Cable Co.	20,593	133,855	1.47
Orion Group Holdings Inc. (a)	22,740	226,263	2.48
Sterling Construction Co Inc. (a)	16,180	136,883	1.50
		1,165,916	12.79
Commerical & Professional Services
CRA International Inc.	3,639	133,187	1.46
FTI Consulting Inc. (a)	5,434	244,965	2.69
Resources Connection Inc.	18,313	352,525	3.87
SP Plus Corp. (a)	2,310	65,027	0.71
		795,704	8.73
Consumer Durables & Apparel
Beazer Homes USA Inc. (a)	20,465	272,185	2.99
M.D.C. Holdings Inc.	12,978	333,015	3.66
TopBuild Corp. (a)	2,055	73,158	0.80
		678,358	7.45

Consumer Services
Intl Speedway Corp. Cl A	5,025	184,920	2.03
Speedway Motorsports Inc.	8,989	194,792	2.14
		379,712	4.17
Table of Contents - Statement of Additional Information
3

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments (continued)

December 31, 2016

	Shares/
	Principal	Fair	Percent of
	Value	Value	Net Assets

Investments in securities (continued)
Common stock (continued)
United States (continued)
Energy
Chesapeake Energy Corp. (a)	14,780	$103,756	1.14%

Healthcare Equipment & Services
Invacare Corp.	35,194	459,282	5.04

Household & Personal Products
AVON Products, Inc.	8,470	42,689	0.47

Insurance
National Western Life Group Inc.	897	278,788	3.06
Old Republic Int'l Corporation	3,927	74,613	0.82
		353,401	3.88
Real Estate
Alexander & Baldwin Inc.	2,104	94,406	1.04
The St. Joe Company (a)	15,055	286,045	3.14
		380,451	4.18
Retailing
Aaron's Inc.	6,963	222,746	2.45
Rent-A-Center Inc.	15,773	177,446	1.95
		400,192	4.40
Software & Services
Verint Systems Inc. (a)	7,933	279,638	3.07

Technology Hardware & Equipment
Arrow Electronics Inc. (a)	649	46,273	0.51
Avnet Inc.	4,935	234,954	2.58
		281,227	3.09
Total United States		6,063,458	66.58
Total common stock (cost $5,439,166)		6,331,426	69.52

Corporate bonds
United States
Energy
Chesapeake Energy 8.0% 12/15/22 144A	$136,000	146,710	1.61

Chesapeake Energy Corp. 6.125% 02/15/21	516,000	503,100	5.52
Chesapeake Energy Corp. 6.625% 08/15/20	103,000	104,030	1.14
Total corporate bonds (cost $228,070)		753,840	8.27

Total investments in securities (cost $5,667,236)		$7,085,266	77.79%

(a) Non-income producing security.
See accompanying notes.

Table of Contents - Statement of Additional Information
4

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Operations

December 31, 2016

Investment income
Dividends	$71,970

Interest	58,579
Securities lending interest (net of fees of $946)	2,207
Other	32
Net investment income	132,788

Realized and change in unrealized gain on investments:
Net realized gain on investments	770,660
Net change in unrealized gain on investments	1,350,477
Net realized and change in unrealized gain on investments	2,121,137

Net increase in net assets resulting from operations	$2,253,925
See accompanying notes.

Table of Contents - Statement of Additional Information
5

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Change in net assets from operations:
Net investment income	$132,788	$90,865
Net realized gain on investments	770,660	633,802
Net change in unrealized gain (loss) on investments	1,350,477	(699,111)
Net increase in net assets resulting from operations	2,253,925	25,556

Net assets: Beginning of year	6,855,624	6,830,068
End of year	$9,109,549	$6,855,624

See accompanying notes.

Table of Contents - Statement of Additional Information
6

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements

December 31, 2016

1.	Organization

The Brandes U.S. Small Cap Equity Portfolio (the Portfolio) is a portfolio of the Brandes Institutional Equity Trust (a Delaware business trust) (the Trust). The Portfolio commenced operations on October 1, 1997.

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of U.S. issuers with equity market capitalizations of $2.5 billion or less at the time of purchase. There is no assurance that the Portfolio will achieve its investment objectives.

Brandes Investment Partners, L.P. (a Delaware limited partnership) (the Investment Manager) serves as the investment manager to the Trust.

The Northern Trust Company (the Custodian) serves as the custodial trustee of the Trust.

2.	Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Portfolio have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are stated in U.S. dollars. The Portfolio uses the accrual basis of accounting. Accordingly, income and expenses are recorded as earned and incurred, respectively.

The Investment Manager has determined that the Portfolio is an investment company based on the following characteristics: the Portfolio obtains funds from one or more investors and the Portfolio's business purpose and substantive activities are investing funds for returns from capital appreciation and/or investment income (see Note 1). Therefore the Portfolio follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) ASC Topic 946, Financial Services - Investment Companies, including accounting for investments at their estimated fair value.

Table of Contents - Statement of Additional Information
7

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

Cash and Cash Equivalents

Cash and cash equivalents consist of U.S. dollars on deposit and an investment in a collective short-term investment fund. The collective short-term investment fund is typically classified as Level 1 in the fair value hierarchy.

Income Taxes

The Portfolio is subject to the provisions of Accounting Standards Codification (ASC) 740, Income Taxes. This standard establishes consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The Investment Manager has analyzed the Portfolio's inventory of tax positions taken with respect to all applicable income tax issues for all open tax years (in each respective jurisdiction), and has concluded that no provision for income tax is required in the Portfolio's financial statements.

The Portfolio files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Portfolio is subject to examination by federal, state, and local jurisdictions, where applicable. The Portfolio's tax returns for the years 2013 through 2016 remain open under normal statutes of limitation.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Portfolio did not accrue any interest or penalties.

The accompanying financial statements of the Portfolio reflect no provision or liability for income taxes because the Portfolio's profits and losses are allocated to the beneficial owners and are includable in the income tax returns of the beneficial owners.

Investments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements.

Table of Contents - Statement of Additional Information
8

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, other than in a forced or liquidation sale. In accordance with ASC 820, the Portfolio has considered the principal market, or the market with the greatest volume and level of activity, in which its portfolio investments exist. ASC 820 requires that the Portfolio's investment is assumed to be sold in the principal market to market participants or, in the absence of a principal market, the most advantageous market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and able and willing to transact.

Investments in securities traded on any recognized U.S. securities exchange or quoted in the United States NASDAQ National Market List are valued at their last reported sales price on the last day of trading during the year; securities for which no sale was reported on the last day of trading are stated at the last published sale price or the last recorded bid price, whichever is more recent.

Fixed income securities including corporate, convertible preferred securities, and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

Securities Transactions

Realized gains and losses and the related income and expenses are recorded on a trade-date basis, using the first-in, first-out method.  Dividends are recorded on the ex-dividend date.

Contributions and Withdrawals

Contributions can be made on the first business day of each month. Initial contributions must be at least $1,000,000. Withdrawals can be made as of the end of any month upon 30 days' written notice. At the Investment Manager's discretion, contributions may be made in such other amounts as the Investment Manager shall determine. The Portfolio imposes a redemption fee of up to 0.50% of amounts withdrawn in cash unless the Investment Manager determines that the redemption does not entail material trading costs to the other beneficial owners. There were no redemption fees charged for the year ending December 31, 2016.

Table of Contents - Statement of Additional Information
9

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

Allocation of Profits and Losses

Profits and losses of the Portfolio for each month are allocated to the beneficial owners in proportion to their capital account balances in the Portfolio at the beginning of the month.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Going Concern

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements Going Concern (Subtopic 205-40): "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"). The update provides guidance about management's responsibility to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and to provide related footnote disclosure. The Investment Manager has evaluated relevant conditions and events, which are known and reasonably estimable, and has determined that there are no conditions or events that raise substantial doubt about the Portfolio's ability to continue as a going concern.

3.	Fair Value Measurements

The Portfolio categorized its investments recorded at fair value in accordance with ASC 820 based on the level of judgment associated with the inputs used to measure its fair value. Hierarchical levels, as defined by ASC 820 and directly related to the amount of subjectivity associated with the inputs to the fair valuation of these assets and liabilities, are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets at the measurement date.

Table of Contents - Statement of Additional Information
10

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Fair value estimates are made at a specific point in time, based on market conditions and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates and such differences could be material.

The following is a summary of the Portfolio's investments at fair value as of December 31, 2016, under the ASC 820 categories:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments in securities:
Common stock	$6,331,426	$-	$-	$6,331,426
Corporate Bonds	-	753,840	-	753,840
Total investments in securities	$6,331,426	$753,840	$-	$7,085,266

The Portfolio had no transfers between levels during the period. It is the Portfolio's policy to recognize transfers between levels at the end of the year.

4.	Securities Lending Program

The Portfolio earns additional investment income by lending the Portfolio's securities to independent third parties for a fee. The lending of securities is managed by the Custodian. When the Portfolio lends securities, it is subject to the risk that the borrower may fail to return the loaned securities or may delay the delivery of the securities, in which case the Portfolio may incur a loss.

Table of Contents - Statement of Additional Information
11

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

To alleviate this risk, such loans are continuously secured by non-cash collateral in an amount equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of foreign securities loaned. As of December 31, 2016, there were no securities on loan.

5.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short term investment and U.S. government obligations, were $1,994,181 and $2,204,134, respectively.

6.	Financial Highlights

Financial highlights for the years ended December 31, 2016 and December 31, 2015 are as follows:

	Year Ended December 31,	Year Ended December 31,
	2016	2015
Total Return (before management fees)	32.88%	0.37%
Ratios to average net assets:
Expenses	0.00%	0.00%
Net investment income	1.74%	1.32%

Portfolio Turnover	33.11%	50.26%

The financial highlights are calculated for the Portfolio taken as a whole. An individual beneficial owner's results may vary based on the timing of capital transactions and different management fee arrangements.

The total return is calculated on a time-weighted, monthly linked total rate of return formula. Average net assets have been computed based on monthly valuations.

Table of Contents - Statement of Additional Information
12

Brandes Institutional Equity Trust
(A Delaware Business Trust)

Notes to Financial Statements (continued)

December 31, 2016

7.	Related-Party Transactions

The Investment Manager receives a management fee for managing the Portfolio at the following annual rates, based on the balance in the beneficial owners' capital account: first $25 million – 0.95%; next $25 million – 0.90%; next $100 million – 0.80%; amounts over $150 million – 0.70%. The fee is payable to the Investment Manager quarterly in arrears and may be paid directly by the beneficial owners or from their capital account. The Investment Manager pays all expenses of the Portfolio other than expenses incurred in the purchase and sale of Portfolio investments and extraordinary expenses which are classified as investment expense in the Statement of Operations.

No management fees were paid by beneficial owners from their capital accounts or directly to the Investment Manager during the year. As of December 31, 2016, beneficial owners affiliated with the Investment Manager held interests of $9,108,535 in the Portfolio, for which no management fees were charged.

As of December 31, 2016, the Investment Manager held an interest of $1,014 in the Portfolio.

8.	Indemnifications

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss, if any, to be remote.

9.	Subsequent Events

There have been no subsequent events through the date that the Portfolio's financial statements were available to be issued that require recognition or disclosure in such financial statements.

Table of Contents - Statement of Additional Information
13

FINANCIAL STATEMENTS

(U N A U D I T E D )

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

For the period January 1 through June 30, 2017

Table of Contents - Statement of Additional Information

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Financial Statements (unaudited)

For the period January 1 through June 30, 2017

Contents

Financial Statements

Table of Contents - Statement of Additional Information

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Assets and Liabilities
(Unaudited)
June 30, 2017

Assets
Investments in securities, at fair value (cost $6,795,434)	$7,173,583
Cash	2,152,511
Dividends Receivable	2,445
Interest Receivable	2,083
Total Assets	9,330,622

Liabilities
Total Liabilities	-
Net Assets	9,330,622

See accompanying notes.

Table of Contents - Statement of Additional Information
1

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments
(Unaudited)
June 30, 2017

		Fair	Percent of
	Shares	Value	Net Assets

Investments in securities
Common stock
Canada
Consumer Durables & Apparel
Dorel Industries Inc. Cl B ORD	9,158	$243,183	2.61%

Israel
Healthcare Equipment & Services
Syneron Medical Ltd. (a)	15,257	167,064	1.79

United States
Banks
National Bankshares Inc.	1,777	72,502	0.78
Northrim BanCorp Inc.	3,248	98,739	1.06
Territorial Bancorp, Inc.	3,930	122,577	1.31
		293,818	3.15
Capital Goods
Babcock & Wilcox Enterprises Inc.	24,188	284,451	3.05
Briggs & Stratton Corp.	14,897	359,018	3.85
Houston Wire & Cable Co.	20,593	107,084	1.15
Orion Group Holdings Inc. (a)	22,740	169,868	1.82
		920,421	9.87
Commercial & Professional Services
FTI Consulting Inc. (a)	7,865	274,960	2.95
Resources Connection Inc.	21,520	294,824	3.16
		569,784	6.11
Consumer Durables & Apparel
Beazer Homes USA Inc. (a)	20,465	280,780	3.01
CSS Industries Inc.	5,644	147,647	1.58
M.D.C. Holdings Inc.	8,020	283,347	3.04
Movado Group Inc.	8,330	210,332	2.25
		922,106	9.88
Consumer Services
Intl Speedway Corp. Cl A	3,434	128,947	1.38
Speedway Motorsports Inc.	10,586	193,406	2.07
		322,353	3.45
Table of Contents - Statement of Additional Information
2

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments
(Unaudited)
June 30, 2017

		Fair	Percent of
	Shares	Value	Net Assets

Investments in securities (continued)
Common stock (continued)
United States (continued)
Diversified Financials
Federated Investors Inc.	7,126	201,309	2.16%

Energy
Chesapeake Energy Corp. (a)(b)	30,267	150,427	1.61
World Fuel Services Corp.	6,409	246,426	2.64
		396,853	4.25
Food Beverage & Tobacco
Cal-Maine Foods Inc. (a)	6,164	244,094	2.62
Seneca Foods Corp. Cl A (a)	2,939	91,256	0.98
		335,350	3.60
Healthcare Equipment & Services
Invacare Corp.	19,387	255,908	2.74
Owens & Minor Inc.	8,600	276,834	2.97
Triple-S Management Corp. Cl B (a)	5,539	93,664	1.00
Utah Medical Products Inc.	1,449	104,908	1.12
		731,314	7.83
Household & Personal Products
AVON Products, Inc.	8,470	32,186	0.34

Insurance
National Western Life Group Inc.	577	184,421	1.98
Old Republic Intl Corporation	3,927	76,694	0.82
		261,115	2.80
Pharmaceuticals, Biotech & Life Sciences
PDL BioPharma Inc. (a)	62,698	154,864	1.66

Real Estate
Alexander & Baldwin Inc.	2,270	93,933	1.01
The St. Joe Company (a)	15,688	294,150	3.15
		388,083	4.16
Table of Contents - Statement of Additional Information
3

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Schedule of Investments
(Unaudited)
June 30, 2017

	Shares/
	Value	Fair	Percent of
	Principal	Value	Net Assets

Investments in securities (continued)
Common stock (continued)
United States (continued)
Retailing

Aaron's Inc.	3,549	$138,056	1.48%
Rent-A-Center Inc.	17,603	206,307	2.21
		344,363	3.69

Software & Services
Verint Systems Inc. (a)	2,241	91,209	0.98

Technology Hardware & Equipment
Arrow Electronics Inc. (a)	649	50,895	0.55
Avnet Inc.	6,130	238,334	2.55
Digi International Inc. (a)	14,876	150,991	1.62
NETGEAR Inc. (a)	3,138	135,248	1.45
		575,468	6.17
Total United States		6,540,596	70.10
Total common stock (cost $6,627,461)		6,950,843	74.50

Convertible preferred stock
United States
Energy
Chesapeake Energy 5.75% 12/31/49	217	134,540	1.44
Total convertible preferred stock (cost $138,273)		134,540	1.44

Corporate bonds
United States
Energy
Chesapeake Energy Corp. 6.125% 02/15/21	$90,000	88,200	0.95
Total corporate bonds (cost $29,700)		88,200	0.95

Total investments in securities (cost $6,795,434)		$7,173,583	76.89%

(a) Non-income producing security. (b) All or a portion of this security is on loan.

See accompanying notes.

Table of Contents - Statement of Additional Information
4

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Operations
(Unaudited)
For the period January 1 through June 30, 2017

Investment income
Dividends	$43,667

Interest	13,816
Securities lending interest (net of fees $102)	240
Other	63

Net investment income	57,786

Realized and change in unrealized gain (loss) on investments:
Net realized gain on investments	1,203,168
Net change in unrealized (loss) on investments	(1,039,881)
Net realized and change in unrealized gain on investments	163,287

Net increase in net assets resulting from operations	$221,073

See accompanying notes.

Table of Contents - Statement of Additional Information
5

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30,	Year Ended December 31,
	2017	2016
	(Unaudited)
Change in net assets from operations:
Net investment income	$57,786	$132,788
Net realized gain on investments	1,203,168	770,660
Net change in unrealized gain (loss) on investments	-1,039,881	1,350,477
Net increase in net assets resulting from operations	221,073	2,253,925

Net assets:
Beginning of period	9,109,549	6,855,624
End of period	$9,330,622	$9,109,549
See accompanying notes.

Table of Contents - Statement of Additional Information
6

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited)

June 30, 2017

1. Organization

The Brandes U.S. Small Cap Equity Portfolio (the Portfolio) is a portfolio of the Brandes Institutional Equity Trust (a Delaware business trust) (the Trust). The Portfolio commenced operations on October 1, 1997.

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of U.S. issuers with equity market capitalizations of $2.5 billion or less at the time of purchase. There is no assurance that the Portfolio will achieve its investment objectives.

Brandes Investment Partners, L.P. (a Delaware limited partnership) (the Investment Manager) serves as the investment manager to the Trust.

The Northern Trust Company (the Custodian) serves as the custodial trustee of the Trust.

2. Summary of Significant Accounting Policies Basis of Accounting
The financial statements of the Portfolio have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are stated in U.S. dollars. The Portfolio uses the accrual basis of accounting. Accordingly, income and expenses are recorded as earned and incurred, respectively.

The Investment Manager has determined that the Portfolio is an investment company based on the following characteristic: the Portfolio obtains funds from one or more investors and the Portfolio's business purpose and substantive activities are investing funds for returns from capital appreciation and/or investment income (see Note 1). Therefore the Portfolio follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) ASC Topic 946, Financial Services - Investment Companies, including accounting for investments at their estimated fair value.

Table of Contents - Statement of Additional Information
7

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of U.S. dollars on deposit and an investment in a collective short-term investment fund. The collective short-term investment fund is typically classified as Level 1 in the fair value hierarchy.

Income Taxes

The Portfolio is subject to the provisions of Accounting Standards Codification (ASC) 740, Income Taxes. This standard establishes consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The Investment Manager has analyzed the Portfolio's inventory of tax positions taken with respect to all applicable income tax issues for all open tax years (in each respective jurisdiction), and has concluded that no provision for income tax is required in the Portfolio's financial statements.

The Portfolio files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Portfolio is subject to examination by federal, state, and local jurisdictions, where applicable. The Portfolio's tax returns for the years 2013 through 2016 remain open under normal statutes of limitation.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Portfolio did not accrue any interest or penalties.

The accompanying financial statements of the Portfolio reflect no provision or liability for income taxes because the Portfolio's profits and losses are allocated to the beneficial owners and are includable in the income tax returns of the beneficial owners.

Investments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements.

Table of Contents - Statement of Additional Information
8

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited)

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, other than in a forced or liquidation sale. In accordance with ASC 820, the Portfolio has considered the principal market, or the market with the greatest volume and level of activity, in which its portfolio investments exist. ASC 820 requires that the Portfolio's investment is assumed to be sold in the principal market to market participants or, in the absence of a principal market, the most advantageous market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and able and willing to transact.

Investments in securities traded on any recognized U.S. securities exchange or quoted in the United States NASDAQ National Market List are valued at their last reported sales price on the last day of trading during the year; securities for which no sale was reported on the last day of trading are stated at the last published sale price or the last recorded bid price, whichever is more recent.

Fixed income securities including corporate, convertible preferred securities, and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

Securities Transactions

Realized gains and losses and the related income and expenses are recorded on a trade-date basis, using the first-in, first-out method.  Dividends are recorded on the ex-dividend date.

Contributions and Withdrawals

Contributions can be made on the first business day of each month. Initial contributions must be at least $1,000,000. Withdrawals can be made as of the end of any month upon 30 days' written notice. At the Investment Manager's discretion, contributions may be made in such other amounts as the Investment Manager shall determine. The Portfolio imposes a redemption fee of up to 0.50% of amounts withdrawn in cash unless the Investment Manager determines that the redemption does not entail material trading costs to the other beneficial owners. There were no redemption fees charged for the period ending June 30, 2017.

Table of Contents - Statement of Additional Information
9

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) (continued)

Allocation of Profits and Losses

Profits and losses of the Portfolio for each month are allocated to the beneficial owners in proportion to their capital account balances in the Portfolio at the beginning of the month.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Going Concern

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements Going Concern (Subtopic 205-40): "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"). The update provides guidance about management's responsibility to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and to provide related footnote disclosure. The Investment Manager has evaluated relevant conditions and events, which are known and reasonably estimable, and has determined that there are no conditions or events that raise substantial doubt about the Portfolio's ability to continue as a going concern.

3. Fair Value Measurements

The Portfolio categorized its investments recorded at fair value in accordance with ASC 820 based on the level of judgment associated with the inputs used to measure its fair value. Hierarchical levels, as defined by ASC 820 and directly related to the amount of subjectivity associated with the inputs to the fair valuation of these assets and liabilities, are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets at the measurement date.

Table of Contents - Statement of Additional Information
10

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Fair value estimates are made at a specific point in time, based on market conditions and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates and such differences could be material.

The following is a summary of the Portfolio's investments at fair value as of June 30, 2017, under the ASC 820 categories:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments in securities:
Common stock	$6,950,843	$-	$-	$6,950,843
Convertible Preferred Equity	134,540	-	-	134,540
Corporate Bonds	-	88,200	-	88,200
Total investments in securities	$7,085,383	$88,200	$-	$7,173,583

The Portfolio had no transfers between levels during the period. It is the Portfolio's policy to recognize transfers between levels at the end of the year.

4. Securities Lending Program

The Portfolio earns additional investment income by lending the Portfolio's securities to independent third parties for a fee. The lending of securities is managed by the Custodian. When the Portfolio lends securities, it is subject to the risk that the borrower may fail to return the loaned securities or may delay the delivery of the securities, in which case the Portfolio may incur a loss.

Table of Contents - Statement of Additional Information
11

Brandes Institutional Equity Trust
(A Delaware Business Trust)

The Brandes U.S. Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) (continued)

To alleviate this risk, such loans are continuously secured by non-cash collateral in an amount equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of foreign securities loaned.

As of June 30, 2017, securities with a fair value of $141,695 were on loan and are included in Investments in securities within the statement of assets and liabilities. The securities on loan were collateralized by $144,901 of non-cash collateral in the form of obligations issued or guaranteed by the U.S. Government that are not recorded in the statement of assets and liabilities because the Portfolio does not have the right to re-pledge or sell the non-cash collateral.

5. Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short term investment and U.S. government obligations, were $3,077,494 and $3,153,281, respectively.

6. Financial Highlights

Financial highlights for the period January 1 through June 30, 2017 and for the year ended December 31, 2016, are as follows:

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	(Unaudited)
Total Return (before management fees)	2.43%	32.88%

Ratios to average net assets:
Expenses	0.00%	0.00%
Net investment income	0.64%	1.74%

Portfolio Turnover	45.97%	33.11%

The financial highlights are calculated for the Portfolio taken as a whole. An individual beneficial owner's results may vary based on the timing of capital transactions and different management fee arrangements.

Table of Contents - Statement of Additional Information
12

The total return is calculated on a time-weighted, monthly linked total rate of return formula. Average net assets have been computed based on monthly valuations.

7. Related-Party Transactions

The Investment Manager receives a management fee for managing the Portfolio at the following annual rates, based on the balance in the beneficial owners' capital account: first $25 million – 0.95%; next $25 million – 0.90%; next $100 million – 0.80%; amounts over $150 million – 0.70%. The fee is payable to the Investment Manager quarterly in arrears and may be paid directly by the beneficial owners or from their capital account. The Investment Manager pays all expenses of the Portfolio other than expenses incurred in the purchase and sale of Portfolio investments and extraordinary expenses which are classified as investment expense in the Statement of Operations.

No management fees were paid by beneficial owners from their capital accounts or directly to the Investment Manager during the year. As of June 30, 2017, certain beneficial owners affiliated with the Investment Manager held interests of $9,329,583 in the Portfolio, for which no management fees were charged.

As of June 30, 2017, the Investment Manager held an interest of $1,039 in the Portfolio.

8. Indemnifications

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss, if any, to be remote.

9. Subsequent Events

There have been no subsequent events through the date that the Portfolio's financial statements were available to be issued, that require recognition or disclosure in such financial statements.

Table of Contents - Statement of Additional Information
13

APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectuses and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

Table of Contents - Statement of Additional Information

B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

Table of Contents - Statement of Additional Information

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Table of Contents - Statement of Additional Information

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.
Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Table of Contents - Statement of Additional Information

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Table of Contents - Statement of Additional Information

Municipal Bond Ratings

AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.
General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

Table of Contents - Statement of Additional Information

Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

Table of Contents - Statement of Additional Information

D:  Default. Denotes actual or imminent payment default.

Table of Contents - Statement of Additional Information

BRANDES INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are included with this Post- Effective Amendment, except as noted:

(a)		Articles of Incorporation

	(1)	Agreement and Declaration of Trust(1)

(A)	Amendment to Agreement and Declaration of Trust(1)

(B)	Amendment to Agreement and Declaration of Trust(2)

(C)	Certificate of Amendment dated September 2005 to Certificate of Trust(11)

(D)	Certificate of Amendment dated July 8, 2009 to Certificate of Trust(19)

(E)	Certificate of Amendment dated January 31, 2012 to Certificate of Trust(20)

(F)	Certificate of Amendment dated February 25, 2013 to the Certificate of Trust(24)

(b)		By-laws(1)

(c)		Instruments Defining Rights of Security Holders – Not applicable.

(d)		Investment Advisory Agreement

	(1)	Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(3)

(A)	Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Separately Managed Account Reserve Trust(10)

(B)	Form of Second Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P., relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

(C)	Form of Third Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Global Equity Fund(15)

(D)	Fourth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Emerging Markets Fund(19)

(E)	Fifth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(F)	Sixth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(21)

(G)	Seventh Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(22)

1

(H)	Ninth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund(23)
(I)	Tenth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P.(26)

(J) (K)
Eleventh Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Small Cap Value Fund(26)

Form of Twelfth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Value NextShares(27)

(2)	Amended and Restated Expense Limitation and Reimbursement Agreement(24)

(A)	Form of Amended Schedule A to the Amended and Restated Expense Limitation and Reimbursement Agreement(27)

(e)		Distribution Agreement

	(1)	Distribution Agreement with ALPS Distributors, Inc. (25)

	(A)	Form of Amended Schedule A to the Distribution Agreement with ALPS Distributors, Inc. – to be filed by amendment

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custodian Agreement

	(1)	Custodian Agreement with Investors Bank & Trust Company(2)

(A)	Amendment Agreement to Custodian and Transfer Agency Agreement with Investors Bank & Trust Company(7)

(B)	Sixth Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(14)

(C)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company(17)

(D)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(E)
Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund – to be filed by amendment.

(F)	Form of Amendment to the Custodian Agreement with Statement Street Bank and Trust Company relating to the Brandes Small Cap Value Fund – to be filed by amendment.

(h)		Other Material Contracts

	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Administration Servicing Agreement(19)

(B)	Third Amendment to the Fund Administration Servicing Agreement(22)

(C)	Fourth Amendment to the Fund Administration Servicing Agreement(23)

(D) (E)	Fifth Amendment to the Fund Administration Servicing Agreement(26) Sixth Amendment to the Fund Administration Servicing Agreement – to be filed by amendment

2

(2)	Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Transfer Agency Agreement(19)

(B)	Third Amendment to the Transfer Agency Agreement(22)

(C) (D)	Fourth Amendment to the Transfer Agency Agreement (23) Fifth Amendment to the Transfer Agency Agreement(26)

(E)	Sixth Amendment to the Transfer Agency Agreement – to be filed by amendment

(3)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Accounting Servicing Agreement(18)

(B)	Second Amendment to the Fund Accounting Servicing Agreement(19)

(C)	Fourth Amendment to the Fund Accounting Servicing Agreement(23)

(D) (E)	Fifth Amendment to the Fund Accounting Servicing Agreement(26) Sixth Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment

(4)	Shareholder Services Plan (23)

	(5)	Agreement and Plan of Reorganization and Exchange(19)

	(6)	Power of Attorney for Jeff Busby(13)

	(7)	Power of Attorney for Jean Carter(17)

	(8)	Power of Attorney for Robert Fitzgerald(17)

	(9)	Power of Attorney for Craig Wainscott(23)

	(10)	Power of Attorney for Oliver Murray(23)

	(11)	Power of Attorney for Gregory Bishop (25)

(i)		Legal Opinion

	(1)	Opinion and consent of counsel relating to the Brandes Investment Equity Fund(2)

	(2)	Form of opinion and consent of counsel relating to the Separately Managed Account Reserve Trust(10)

	(3)	Form of opinion and consent of counsel relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

	(4)	Form of opinion and consent of counsel relating to the Brandes Global Equity Fund(15)

	(5)	Form of opinion and consent of counsel relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund(24)

	(6) (7)	Form of opinion and consent of counsel relating to the Brandes Small Cap Value Fund(26) Form of opinion and consent of counsel relating to the Brandes Value NextShares(27)

3

(j)	Consent of independent registered public accounting firm – filed herewith

(k)	Omitted Financial Statements - Not applicable

(l)	Investment letter(1)

(m)	Amended and Restated Rule 12b-1 Plan(26)

(n)	Amended and Restated Rule 18f-3 Plan(26)

(o)		Reserved

(p)		Codes of Ethics

	(1)	Brandes Investment Partners, L.P. Amended and Restated Code of Ethics(19)

	(2)	Brandes Investment Trust(19)

	(3)	ALPS Distributors, Inc. (25)

(1)
Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396) (the “Registration Statement”), filed on January 10, 1996, and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 3 to the Registration Statement, filed on February 7, 1996, and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 4 to the Registration Statement, filed on October 2, 1996, and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 10 to the Registration Statement, filed on March 1, 1999, and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2001, and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 15 to the Registration Statement, filed on March 1, 2002, and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement, filed on February 28, 2003, and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement, filed on December 30, 2004, and incorporated herein by reference.
(9)	Previously filed with Post-Effective Amendment No. 19 to the Registration Statement, filed on February 25, 2005, and incorporated herein by reference.
(10)	Previously filed with Post-Effective Amendment No. 20 to the Registration Statement, filed on July 18, 2005, and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement, filed on September 27, 2005, and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on January 29, 2007, and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement filed on November 9, 2007, and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement filed on December 20, 2007, and incorporated herein by reference.
(15)	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement filed on July 18, 2008, and incorporated herein by reference.
(16)	Previously filed with Post-Effective Amendment No. 28 to the Registration Statement filed on August 1, 2008, and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement filed on September 30, 2008, and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement filed on January 30, 2009, and incorporated herein by reference.
(19)	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement filed on January 31, 2011, and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement filed on February 3, 2012, and incorporated herein by reference.

4

(21)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on January 31, 2013, and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement filed on January 31, 2014, and incorporated herein by reference.
(23)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on January 30, 2015, and incorporated herein by reference.
(24)	Previously filed with Post-Effective Amendment No. 54 to the Registration Statement filed on January 29, 2016, and incorporated herein by reference.
(25)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on January 31, 2017, and incorporated herein by reference.
(26)	Previously filed with Post-Effective Amendment No. 59 to the Registration Statement filed on September 11, 2017, and incorporated herein by reference.
(27)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on October 13, 2017; and incorporated herein by reference.

Item 29.  Persons Controlled by or under Common Control with Registrant.

The Registrant does not control, nor is it under common control with, any other person.

Item 30.  Indemnification.

Article VI of Registrant's By-Laws, filed as Exhibit 99.b, provides for indemnification of trustees and officers of the Registrant under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed  in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

Brandes Investment Partners, L.P., 11988 El Camino Real, Suite 600, San Diego, California 92130, is the investment advisor of the Registrant.  For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 32.  Principal Underwriter.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Credit Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.
5

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 11988 El Camino Real, Suite 600, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be  maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 34. Management Services.

Not applicable.
6

Item 35. Undertakings.

Not applicable.
7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 15th day of December, 2017.

BRANDES INVESTMENT TRUST

By: /s/ Jeff Busby

Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop*	Trustee	December 15, 2017
Gregory Bishop

/s/ Jeff Busby*	President and Trustee	December 15, 2017
Jeff Busby

/s/ Jean Carter*	Trustee	December 15, 2017
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	December 15, 2017
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	December 15, 2017
Craig Wainscott

/s/ Oliver Murray*	Trustee	December 15, 2017
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	December 15, 2017
Gary Iwamura

* By: __/s/ Jeff Busby__________
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015 and January 31, 2017.

8

EXHIBITS

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm (Ernst & Young)	EX.99.j

9